Goldman
   Sachs Variable Insurance Trust
--------------------------------------------------------------------------------
GOLDMAN SACHS ASSET MANAGEMENT  ONE NEW YORK PLAZA, 42ND FLOOR, NEW YORK,
NEW YORK 10004
--------------------------------------------------------------------------------






              Semiannual                                    [LOGO OF GOLDMAN
              June 30, 1998                                 SACHS APPEARS HERE]

                   GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Shareholder Letter
June 30, 1998 (Unaudited)

Dear Shareholders,

ON BEHALF OF GOLDMAN SACHS, IT IS A PLEASURE TO WELCOME YOU AS A SHAREHOLDER IN THE GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND.

IN THE FUTURE, YOU WILL RECEIVE ANNUAL AND SEMIANNUAL REPORTS THAT DESCRIBE THE FUND'S PERFORMANCE AND STRATEGIC DEVELOPMENTS. THIS SEMIANNUAL REPORT COVERS THE PERIOD FROM JANUARY 12, 1998, WHEN THE FUND BEGAN OPERATIONS, THROUGH JUNE 30, 1998.

                   Market Review

                   The U.S. stock market generated strong performance during the period under review, though not without an increase in overall market volatility. Thus far in 1998, the mantle of market leadership has been assumed by mega-cap stocks --
                    the largest and most liquid stocks in the Standard &
                   Poor's 500 Index. Several factors -- including ongoing
                   Asian market turbulence, benign inflation and concern in the face of a mature bull market -- have made mega-caps the investment of choice among U.S. investors, as these invest-ments represent safety and predictability.

                   Performance Review

                   From January 12, 1998 through June 30, 1998, the Fund gen-erated a 13.90% cumulative total return. Over the same time period, the Fund's benchmark, the Standard & Poor's 500 In-dex (with dividends reinvested), generated a cumulative to-tal return of 23.08%.

                   Investment Objective

                   The Fund seeks long-term capital growth primarily through investments in equity securities of companies that are con-sidered to have favorable prospects for capital apprecia-tion and/or dividend-paying abililty.

                   Sector Performance

                   As bottom-up stock-pickers, the Fund's management team fo-cuses on individual companies first, but sometimes finds a concentration of value within particular industries or sec-tors. With this in mind, the Fund is currently overweight in tobacco stocks. Over the longer term, the team believes that these companies are committed to rewarding sharehold-ers and exhibit substantially better fundamental value than their stock prices currently indicate. The Fund remains un-derweight in pharmaceuticals and media and communications stocks, as management believes the strong fundamentals of these industries are already reflected in stock prices.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Shareholder Letter
June 30, 1998 (Unaudited)

                   Portfolio Composition

                   In the current market environment, the management team has found opportunities to invest in companies that sell at a substantial discount to the market and to their respective industries. This valuation dichotomy may be a result of limited near-term earnings visibility, cyclically out-of-favor status, or companies that are poorly followed or mis-understood. The team believes that by performing rigorous, proprietary fundamental research into these low-expectation stocks, it is building a portfolio that offers long-term value.

                   Top 10 Portfolio Holdings as of June 30, 1998*

                                                                               PERCENTAGE OF
                   COMPANY               LINE OF BUSINESS                       NET ASSETS
                   -------               ----------------                      -------------
                   Aetna, Inc.           Healthcare Management                      4.1%
                   Quantum Corp.         Personal Computers and Peripherals         3.7
                   RJR Nabisco
                    Holdings, Inc.       Tobacco                                    3.6
                   Loews Corp.           Insurance Brokers and Other Insurance      3.4
                   Union Carbide Corp.   Chemical Products                          3.4
                   Fluor Corp.           Construction/Environmental Services        3.3
                   Cigna Corp.           Insurance-Life                             3.3
                   Philip Morris
                    Compa-nies, Inc.     Tobacco                                    3.2
                   Raytheon Co.          Aerospace/Defense                          3.2
                   Tosco Corp.           Energy Refining and Marketing              2.9

                   * The top 10 holdings may not be representative of the Fund's future investments.

                   Outlook

                   Although the Fund's short-term performance has trailed the market, the management team believes that its rigorous research has the potential to produce long-term appreciation. Most importantly, when the current excesses are wrung from the system, the team believes that its discipline has the potential to dampen volatility and preserve capital.

                   Goldman Sachs Asset Management thanks you for your investment and looks forward to your continued confidence.

                   Goldman Sachs U.S. Value Portfolio Management Team

                   June 30, 1998

                   GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments
June 30, 1998 (Unaudited)

    SHARES     DESCRIPTION                                             VALUE

   COMMON STOCKS - 78.7%

  AEROSPACE/DEFENSE - 6.9%
     1,300     Boeing Co.                                            $   57,931
     1,600     Lockheed Martin Corp.                                    169,400
     3,400     Raytheon Co.                                             195,925
                                                                     ----------
                                                                        423,256
--------------------------------------------------------------------------------
  AIRFREIGHT, TRUCK & OTHER - 1.1%
     1,100     FDX Corp.*                                                69,025
--------------------------------------------------------------------------------
  AUTO SUPPLIERS - 2.6%
     3,100     Lear Corp.*                                              159,069
--------------------------------------------------------------------------------
  BANKS - 7.0%
     2,300     Chase Manhattan Corp.                                    173,650
     2,300     NationsBank Corp.                                        175,950
     1,200     Republic of New York Corp.                                75,525
                                                                     ----------
                                                                        425,125
--------------------------------------------------------------------------------
  CHEMICAL PRODUCTS - 4.9%
     3,100     IMC Global, Inc.                                          93,387
     3,900     Union Carbide Corp.                                      208,163
                                                                     ----------
                                                                        301,550
--------------------------------------------------------------------------------
  CONSTRUCTION/ENVIRONMENTAL SERVICES - 3.3%
     4,000     Fluor Corp.                                              204,000
--------------------------------------------------------------------------------
  DEPARTMENT STORES - 2.1%
     2,100     Sears Roebuck & Co.                                      128,231
--------------------------------------------------------------------------------
  ENERGY REFINING & MARKETING - 5.1%
     2,500     Enron Corp.                                              135,156
     6,100     Tosco Corp.                                              179,188
                                                                     ----------
                                                                        314,344
--------------------------------------------------------------------------------
  FOREST PRODUCTS - 2.6%
     2,700     Georgia Pacific Corp.                                    159,131
--------------------------------------------------------------------------------
  HEALTHCARE MANAGEMENT - 8.1%
     3,300     Aetna, Inc.                                              251,212
     3,800     Foundation Health Systems, Inc.*                         100,225
     4,700     Tenet Healthcare Corp.*                                  146,875
                                                                     ----------
                                                                        498,312
--------------------------------------------------------------------------------
  INSURANCE BROKERS & OTHER INSURANCE - 3.4%
     2,400     Loews Corp.                                              209,100
--------------------------------------------------------------------------------
  INSURANCE-LIFE - 4.8%
     1,300     American General Corp.                                    92,544
     2,900     Cigna Corp.                                              200,100
                                                                     ----------
                                                                        292,644
--------------------------------------------------------------------------------
  INTEGRATED OIL - 2.6%
     2,700     Texaco, Inc.                                             161,156
--------------------------------------------------------------------------------
  LOGISTICS/RAIL - 2.6%
     5,600     Canadian Pacific, Ltd.                                   158,900
--------------------------------------------------------------------------------
  PERSONAL COMPUTERS AND PERIPHERALS - 5.8%
    11,000     Quantum Corp.*                                           228,250
     5,300     Seagate Technology, Inc.*                                126,206
                                                                     ----------
                                                                        354,456
--------------------------------------------------------------------------------
  STEEL - 1.2%
     3,900     Ispat International NV*                               $   73,125
--------------------------------------------------------------------------------
  SUPERMARKETS - 0.4%
       500     Supervalu, Inc.                                           22,188
--------------------------------------------------------------------------------
  TIRE & OTHER RELATED RUBBER PRODUCTS - 2.2%
     2,100     Goodyear Tire & Rubber Co.                               135,319
--------------------------------------------------------------------------------
  TOBACCO - 8.6%
     5,000     Philip Morris Companies, Inc.                            196,875
     9,200     RJR Nabisco Holdings, Inc.                               218,500
     4,100     UST, Inc.                                                110,700
                                                                     ----------
                                                                        526,075
--------------------------------------------------------------------------------
  UTILITIES - 3.4%
     4,600     Entergy Corp.                                            132,250
     2,200     Unicom Corp.                                              77,138
                                                                     ----------
                                                                        209,388
--------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $4,775,558)                                                  $4,824,394
--------------------------------------------------------------------------------

  PRINCIPAL              INTEREST         MATURITY
    AMOUNT                 RATE             DATE                       VALUE

 U.S. TREASURY OBLIGATIONS - 1.2%

  U.S. Treasury Bills(a)
     $75,000              5.06%           09/17/98                   $   74,202
--------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $74,182)                                                     $   74,202
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT - 21.2%
  Joint Repurchase Agreement Account(a)
  $1,300,000              5.83%           07/01/98                   $1,300,000
--------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $1,300,000)                                                  $1,300,000
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $6,149,740)(B)                                               $6,198,596
--------------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which
   value exceeds cost                                                 $ 228,389
  Gross unrealized loss for investments in which
   cost exceeds value                                                  (191,410)
--------------------------------------------------------------------------------
  Net unrealized gain                                                 $  36,979
--------------------------------------------------------------------------------


  The accompanying notes are an integral part of these financial statements.  3

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments
June 30, 1998 (Unaudited)


--------------------------------------------------------------------------------
  Futures contracts open at June 30, 1998 are as follows:
                            NUMBER OF
                            CONTRACTS          SETTLEMENT           UNREALIZED
  TYPE                       LONG(C)             MONTH                    GAIN
--------------------------------------------------------------------------------
  S&P 500 Stock Index           3            September 1998           $17,564
--------------------------------------------------------------------------------

 *   Non-income producing security.
 (a) The security is being segregated as collateral for open futures contracts and futures margin requirements.
 (b) The aggregate cost for federal income tax purposes is $6,161,617.
 (c) Each S&P 500 Stock Index represents $250,000 in notional par value. The total net notional amount and net market value are $750,000 and $857,250, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.


4   The accompanying notes are an integral part of these financial statements.

                    GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE U.S. EQUITY FUND

Shareholder Letter
June 30, 1998 (Unaudited)

Dear Shareholders,

ON BEHALF OF GOLDMAN SACHS, IT IS A PLEASURE TO WELCOME YOU AS A SHAREHOLDER IN THE GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE U.S. EQUITY FUND.

IN THE FUTURE, YOU WILL RECEIVE ANNUAL AND SEMIANNUAL REPORTS THAT DESCRIBE THE FUND'S PERFORMANCE, AS WELL AS INFORMATION REGARDING SPECIFIC HOLDINGS. THIS SEMIANNUAL REPORT COVERS THE SHORT PERIOD FROM FEBRUARY 13, 1998, WHEN THE FUND BEGAN OPERATIONS, THROUGH JUNE 30, 1998.

                   Market Review

                   The U.S. stock market generated strong performance during the period under review, though not without an increase in overall market volatility. The mantle of market leadership was assumed by mega-cap stocks -- the largest and most liq-uid stocks in the Standard & Poor's 500 Index. Several fac-tors -- including ongoing Asian market turbulence, benign inflation and concern in the face of a mature bull mar-ket -- conspired to make mega-caps the investment of choice among U.S. investors. Ultimately, their performance far outstripped that of the broader market during the brief pe-riod under review.

                   Performance Review

                   From February 13, 1998 through June 30, 1998, the Fund generated a 12.60% cumulative total return, outperforming the 11.34% cumulative total return of its benchmark, the Standard & Poor's 500 Index (with dividends reinvested) by nearly 130 basis points.

                   Throughout the fiscal period, successful stock selection helped the Fund's returns as the quantitative model empha-sized stocks with characteristics that fared well in the macroeconomic environment. Early on, of the three invest-ment themes considered by our model -- Value, Momentum and Low Risk -- the Fund favored Value and Low Risk, given in-creased market volatility, low equity risk premiums and a slowing economy.

                   Investment Objective

                   The Fund seeks long-term capital growth and dividend income through a broadly diversified portfolio of large-cap and blue-chip equity securities representing all major sectors of the U.S. economy.

                   The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman Sachs Global Investment Research Department and consensus opin-ions with quantitative analysis generated by the Asset Man-agement Division's proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, growth expectations, earnings momentum and risk profile. It also objectively analyzes the impact of current economic conditions on different types. While maintaining a profile close to that of the benchmark, those stocks ranked highly by both the quantitative model, the

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE U.S. EQUITY FUND

Shareholder Letter
June 30, 1998 (Unaudited)


                   Goldman Sachs Global Investment Research Department and consensus opinion are selected for the portfolio.

                   Sector Performance

                   In general, the Fund's sector exposure approximated that of the S&P 500 Index. It favored defensive, value stocks, as demonstrated by a slight overweighting in "cheap" sec-tors -- for example, consumer durables -- and less volatile sectors such as energy. The Fund maintained a slight underweighting in "pricey" sectors, including consumer nondurables, and cyclical sectors such as basic industry. These differences stem from the Fund's bottom-up stock selection process, not from economic forecasts for specific sectors.

                   Portfolio Composition

                   Top 10 Portfolio Holdings as of June 30, 1998*

                                                                                        PERCENTAGE OF
                   COMPANY                              LINE OF BUSINESS                 NET ASSETS
                   -------                              ----------------                -------------
                   General Electric Co.                 Electric Equipment                   3.1%
                   Hertz Corp.                          Auto/Vehicle                         1.9
                   Travelers Property & Casualty Corp.  Insurance-Property and Casualty      1.9
                   Exxon Corp.                          Integrated Oil                       1.8
                   Microsoft Corp.                      Software & Services                  1.6
                   Nationwide Financial Services, Inc.  Insurance-Property and Casualty      1.6
                   American International Group, Inc.   Insurance-Property and Casualty      1.5
                   AMR Corp.                            Airlines                             1.5
                   NationsBank Corp.                    Banks                                1.4
                   Xerox Corp.                          Enterprise Systems                   1.4

                   * The top 10 holdings may not be representative of the Fund's future investments.

                   Portfolio Highlights

                   The CORE investment process analyzes each stock based upon its value, momentum and risk characteristics. As mentioned previously, throughout the period under review, the Fund placed above-average emphasis on the Value theme and underweighted the Momentum theme. This stance was assumed given the cautionary conditions that have been in existence for several months, including increased market volatility, low risk premiums and a slowing economy.

                  .In general, the position on Value and Momentum, combined
                   with the qualitative stock insights provided by the Goldman Sachs Global Investment Research Department and consensus opinion produced positive performance results.

                  .The Low Risk theme generated slightly mixed results, as
                   some relatively volatile stocks turned in better-than-ex-pected performance.

                    GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE U.S. EQUITY FUND

                   Outlook

                   The model uses a dynamic weighting scheme that translates current economic conditions into tangible data that identifies which factors should be emphasized or avoided. The current market is characterized by a strong but slowing economy, a low dividend yield, a flat yield curve, below-average equity risk and market default premiums, and high market volatility. Therefore, the Fund's management team is placing a higher-than-average weight on value and fundamental research factors (such as quality of management) and less emphasis on growth and momentum.

                   Goldman Sachs Asset Management thanks you for your investment and looks forward to your continued confidence.

                   Goldman Sachs Quantitative Equity Management Team


                   June 30, 1998

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE U.S. EQUITY FUND

Statement of Investments
June 30, 1998 (Unaudited)

  SHARES DESCRIPTION                                                    VALUE

  COMMON STOCKS - 96.9%

  ADVERTISING & MARKETING - 0.4%
     600 Valassis Communications, Inc.*                             $   23,138
 -------------------------------------------------------------------------------
  AEROSPACE/DEFENSE - 2.2%
   1,300 General Motors Corp. Class H                                   61,262
     200 Raytheon Co.*                                                  11,525
     400 Sundstrand Corp.                                               22,900
     300 Textron, Inc.                                                  21,506
     300 United Technologies Corp.                                      27,750
                                                                    ----------
                                                                       144,943
 -------------------------------------------------------------------------------
  AGRICULTURE/HEAVY EQUIPMENT - 1.7%
     500 Case Corp.                                                     24,125
     700 Caterpillar, Inc.                                              37,012
     500 Deere & Co.                                                    26,437
     200 Nacco Industries, Inc.                                         25,850
                                                                    ----------
                                                                       113,424
 -------------------------------------------------------------------------------
  AIR FREIGHT, TRUCK & OTHER - 1.4%
   2,000 Airborne Freight Corp.                                         69,875
     400 Ryder Systems, Inc.                                            12,625
     200 Seacor Smit, Inc.*                                             12,263
                                                                    ----------
                                                                        94,763
 -------------------------------------------------------------------------------
  AIRLINES - 3.1%
     400 Alaska Air Group, Inc.*                                        21,825
   2,100 America West Holdings Corp. Class B*                           59,981
   1,200 AMR Corp.*                                                     99,900
     200 Delta Air Lines, Inc.                                          25,850
                                                                    ----------
                                                                       207,556
 -------------------------------------------------------------------------------
  AUTO SUPPLIERS - 0.4%
     300 Arvin Industries, Inc.                                         10,894
     800 Coltec Industries, Inc.*                                       15,900
                                                                    ----------
                                                                        26,794
 -------------------------------------------------------------------------------
  AUTO/VEHICLE - 4.0%
   1,100 Ford Motor Co.                                                 64,900
   1,100 General Motors Corp.                                           73,494
   2,900 Hertz Corp.                                                   128,506
                                                                    ----------
                                                                       266,900
 -------------------------------------------------------------------------------
  BANKS - 7.1%
     400 American Express Co.                                           45,600
     300 Bank of New York, Inc.                                         18,206
     600 BankAmerica Corp.                                              51,862
     800 Chase Manhattan Corp.                                          60,400
     200 Citicorp                                                       29,850
     300 Comerica, Inc.                                                 19,875
     200 First Chicago NBD Corp.                                        17,725
     700 First Union Corp.                                              40,775
     500 HF Ahmanson & Co.                                              35,500
   1,200 NationsBank Corp.                                              91,800
     600 U.S. Bancorp                                                   25,800
     100 Wells Fargo & Co.                                              36,900
                                                                    ----------
                                                                       474,293
 -------------------------------------------------------------------------------
  CHEMICAL PRODUCTS - 2.5%
   1,300 Crompton & Knowles Corp.                                   $   32,744
     300 Dow Chemicals Co.                                              29,006
     500 Du Pont (E.I.) de Nemours & Co.                                37,312
     100 IMC Global, Inc.                                                3,013
   1,500 Lyondell Petrochemical Co.                                     45,656
     600 Solutia, Inc.                                                  17,213
                                                                    ----------
                                                                       164,944
 -------------------------------------------------------------------------------
  COMMERCIAL PRODUCTS - 1.7%
     500 Allied Signal, Inc.                                            22,187
   1,000 Herman Miller, Inc.                                            24,313
     200 Tyco International, Ltd.                                       12,600
   2,500 Wellman, Inc.                                                  56,719
                                                                    ----------
                                                                       115,819
 -------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 0.2%
     500 Interim Services, Inc.*                                        16,063
 -------------------------------------------------------------------------------
  CONSTRUCTION/ENVIRONMENTAL SERVICES - 0.7%
     300 ACX Technologies, Inc.*                                         6,525
     300 Fluor Corp.                                                    15,300
     400 USG Corp.*                                                     21,650
                                                                    ----------
                                                                        43,475
 -------------------------------------------------------------------------------
  CONSUMER STAPLES - 1.8%
     600 Gillette Co.                                                   34,013
     900 Procter & Gamble Co.                                           81,956
                                                                    ----------
                                                                       115,969
 -------------------------------------------------------------------------------
  DEPARTMENT STORES - 2.8%
   1,600 Dayton Hudson Corp.                                            77,600
     800 Federated Department Stores, Inc.*                             43,050
   1,100 Walmart Stores, Inc.                                           66,825
                                                                    ----------
                                                                       187,475
 -------------------------------------------------------------------------------
  ELECTRICAL EQUIPMENT - 3.5%
     200 Aeroquip-Vickers, Inc.                                         11,675
     300 American Standard Companies, Inc.*                             13,406
   2,300 General Electric Co.                                          209,300
                                                                    ----------
                                                                       234,381
 -------------------------------------------------------------------------------
  ENERGY REFINING & MARKETING - 0.9%
     450 Columbia Gas Systems, Inc.                                     25,031
     400 Sun Company, Inc.                                              15,525
     500 USX-Marathon Group, Inc.                                       17,156
                                                                    ----------
                                                                        57,712
 -------------------------------------------------------------------------------
  ENTERPRISE SYSTEMS - 3.6%
     600 Ceridian Corp.*                                                35,250
     400 Hewlett Packard Co.                                            23,950
     600 International Business Machines Corp.                          68,888
     800 Unisys Corp.*                                                  22,600
     900 Xerox Corp.                                                    91,463
                                                                    ----------
                                                                       242,151
 -------------------------------------------------------------------------------


8  The accompanying notes are an integral part of these financial statements.

                    GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE U.S. EQUITY FUND


  SHARES DESCRIPTION                                                   VALUE

  COMMON STOCKS - (CONTINUED)

  FOOD & BEVERAGES - 3.4%
   1,800 Archer Daniels-Midland Co.                                 $   34,875
   1,000 Coca Cola Co.                                                  85,500
     800 Interstate Bakeries Corp.                                      26,550
     800 Pepsico, Inc.                                                  32,950
     600 Unilever NV                                                    47,363
                                                                    ----------
                                                                       227,238
 -------------------------------------------------------------------------------
  HEALTH SUPPLIERS/SERVICES - 1.4%
     400 Bergen Brunswig Corp.                                          18,550
     300 Cardinal Health, Inc.                                          28,125
     600 Johnson & Johnson                                              44,250
                                                                    ----------
                                                                        90,925
 -------------------------------------------------------------------------------
  HEALTHCARE MANAGEMENT - 2.5%
   4,400 Beverly Enterprises, Inc.*                                     60,775
     900 Columbia HCA Healthcare Corp.                                  26,212
     500 Integrated Health Services, Inc.                               18,750
     600 Lincare Holdings, Inc.*                                        25,238
     800 Tenet Healthcare Corp.*                                        25,000
     100 Wellpoint Health Networks, Inc.*                                7,400
                                                                    ----------
                                                                       163,375
 -------------------------------------------------------------------------------
  HOME BUILDERS - 0.3%
     500 Fleetwood Enterprises, Inc.                                    20,000
 -------------------------------------------------------------------------------
  HOME FURNISHING & SERVICES - 0.2%
     600 Pier 1 Imports, Inc.                                           14,325
 -------------------------------------------------------------------------------
  HOTELS & RESTAURANTS - 0.2%
     400 Tricon Global Restaurants, Inc.*                               12,675
 -------------------------------------------------------------------------------
  INSURANCE BROKERS & OTHER INSURANCE - 0.2%
     200 MBIA, Inc.                                                     14,975
 -------------------------------------------------------------------------------
  INSURANCE-LIFE - 3.7%
     700 Equitable Companies, Inc.                                      52,456
   2,100 Nationwide Financial Services, Inc.                           107,100
     600 Protective Life Corp.                                          22,013
   1,100 Travelers Group, Inc.                                          66,688
                                                                    ----------
                                                                       248,257
 -------------------------------------------------------------------------------
  INSURANCE-PROPERTY AND CASUALTY - 5.6%
     200 Allmerica Financial Corp.                                      13,000
     900 Allstate Corp.                                                 82,406
     700 American International Group, Inc.                            102,200
     300 Conseco, Inc.                                                  14,025
     400 Everest Reinsurance Holdings, Inc.                             15,375
     200 Hartford Financial Services Group, Inc.                        22,875
   2,900 Travelers Property & Casualty Corp.                           124,338
                                                                    ----------
                                                                       374,219
 -------------------------------------------------------------------------------
  INTEGRATED OIL - 3.9%
   1,700 Exxon Corp.                                                   121,231
     700 Mobil Corp.                                                    53,638
   1,000 Royal Dutch Petroleum ADR                                      54,813
     500 Texaco, Inc.                                                   29,844
                                                                    ----------
                                                                       259,526
 -------------------------------------------------------------------------------
  INVESTMENT BROKERS & MANAGERS - 4.1%
   1,500 Bear Stearns Companies Inc.                                    85,312
     500 Lehman Brothers Holdings, Inc.                                 38,781
     800 Merrill Lynch & Co., Inc.                                      73,800
     800 Morgan Stanley, Dean Witter, Discover and Co.                  73,100
                                                                    ----------
                                                                       270,993
 -------------------------------------------------------------------------------
  LOCAL EXCHANGE COMPANIES - 1.9%
     700 Ameritech Corp.                                                31,412
     300 Bellsouth Corp.                                                20,137
   1,300 GTE Corp.                                                      72,312
                                                                    ----------
                                                                       123,861
 -------------------------------------------------------------------------------
  LOGISTICS/RAIL - 0.1%
     200 Gatx Corp.                                                      8,775
 -------------------------------------------------------------------------------
  MEDIA & COMMUNICATIONS - 3.2%
     400 AH Belo Corp.                                                   9,750
   1,200 AT&T Corp.                                                     68,550
     300 Meredith Corp.                                                 14,081
     400 Sprint Corp.                                                   28,200
     600 TCI Group*                                                     23,063
     400 Walt Disney Co.                                                42,025
     600 Worldcom, Inc.*                                                29,063
                                                                    ----------
                                                                       214,732
 -------------------------------------------------------------------------------
  OIL & GAS SERVICES - 0.8%
     600 BJ Services Co.*                                               17,437
     300 Camco International, Inc.                                      23,362
     500 Ensco International, Inc.                                       8,687
                                                                    ----------
                                                                        49,486
 -------------------------------------------------------------------------------
  PACKAGING - 0.5%
     200 Aptargroup, Inc.                                               12,437
     500 Owens-Illinois, Inc.*                                          22,375
                                                                    ----------
                                                                        34,812
 -------------------------------------------------------------------------------
  PERSONAL COMPUTERS AND PERIPHERALS - 0.7%
     500 Compaq Computer Corp.                                          14,187
     500 Lexmark International Group, Inc.*                             30,500
                                                                    ----------
                                                                        44,687
 -------------------------------------------------------------------------------
  PHARMACEUTICALS - 5.6%
   1,000 Abbott Laboratories                                            40,875
     800 American Home Products Corp.                                   41,400
     700 Bristol-Myers Squibb Co.                                       80,456
     400 Eli Lilly & Co.                                                26,425
     600 Merck & Co.                                                    80,250
 -------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements. 9

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE U.S. EQUITY FUND

Statement of Investments
June 30, 1998 (Unaudited)


  SHARES DESCRIPTION                                                     VALUE

  COMMON STOCKS - (CONTINUED)

  PHARMACEUTICALS - (CONTINUED)
     400 Pfizer, Inc.                                               $   43,475
     400 Schering Plough Corp.                                          36,650
     300 Warner Lambert Co.                                             20,813
                                                                    ----------
                                                                       370,344
 -------------------------------------------------------------------------------
  RETAIL - 2.0%
     700 Best Buy Company, Inc.*                                        25,287
   1,300 Ingram Micro, Inc.*                                            57,525
   1,600 Zale Corp.*                                                    50,900
                                                                    ----------
                                                                       133,712
 -------------------------------------------------------------------------------
  SEMICONDUCTORS - 0.8%
     700 Intel Corp.                                                    51,888
 -------------------------------------------------------------------------------
  SOFTWARE & SERVICES - 3.4%
     300 Automatic Data Processing, Inc.                                21,862
   1,400 Dun & Bradstreet Corp.*                                        50,575
   1,500 Learning Company, Inc.*                                        44,438
   1,000 Microsoft Corp.*                                              108,375
                                                                    ----------
                                                                       225,250
 -------------------------------------------------------------------------------
  SPECIALTY FINANCE & AGENCIES - 2.9%
     445 Associates First Capital Corp.                                 34,209
   1,600 C.I.T. Group, Inc.                                             60,000
   1,000 Federal National Mortgage Association                          60,750
     500 Providian Financial Corp.                                      39,281
                                                                    ----------
                                                                       194,240
 -------------------------------------------------------------------------------
  SPECIALTY RETAIL - 2.5%
   1,400 Abercrombie & Fitch Co.*                                       61,600
     400 American Greetings Corp.                                       20,375
     500 Fingerhut Companies, Inc.                                      16,500
   1,000 Intimate Brands, Inc.                                          27,563
     500 Ross Stores, Inc.                                              21,500
     800 TJX Companies, Inc.                                            19,300
                                                                    ----------
                                                                       166,838
 -------------------------------------------------------------------------------
  STEEL - 1.2%
   1,100 AK Steel Holding Corp.                                         19,662
   3,200 Armco, Inc.*                                                   20,400
   3,300 Bethlehem Steel Corp.*                                         41,044
                                                                    ----------
                                                                        81,106
 -------------------------------------------------------------------------------
  SUPERMARKETS - 1.9%
     300 Albertson's Inc.                                               15,544
   3,600 Food Lion, Inc.                                                38,250
     800 Kroger Co.*                                                    34,300
   1,000 Safeway, Inc.*                                                 40,688
                                                                    ----------
                                                                       128,782
 -------------------------------------------------------------------------------
  TEXTILES - 0.5%
     500 Footstar, Inc.*                                                24,000
     200 Sara Lee Corp.                                                 11,188
                                                                    ----------
                                                                        35,188
 -------------------------------------------------------------------------------
  TIRE & OTHER RELATED RUBBER PRODUCTS - 0.2%
     200 Goodyear Tire & Rubber Co.                                     12,888
 -------------------------------------------------------------------------------
  TOBACCO - 1.4%
   1,600 Philip Morris Companies, Inc.                                  63,000
     500 RJR Nabisco Holdings, Inc.                                     11,875
     400 Universal Corp.                                                14,950
                                                                    ----------
                                                                        89,825
 -------------------------------------------------------------------------------
  UTILITIES - 3.8%
     700 Dominion Resources, Inc.                                       28,525
     500 Duke Energy Co.                                                29,625
     900 Edison International, Inc.                                     26,606
     300 FPL Group, Inc.                                                18,900
     900 Pinnacle West Capital Co.                                      40,500
   1,800 Texas Utilities Co.                                            74,925
     900 Unicom Corp.                                                   31,556
                                                                    ----------
                                                                       250,637
 -------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $5,865,231)                                                 $6,443,359

  OTHER INVESTMENT - 2.4%

  1,400  Standard & Poors Depository Receipt*                       $  158,725
 -------------------------------------------------------------------------------
  TOTAL OTHER INVESTMENT
  (COST $153,764)                                                   $  158,725
 -------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $6,018,995)(A).                                             $6,602,084
 -------------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in
  which value exceeds cost                                          $  687,886
  Gross unrealized loss for investments in
  which cost exceeds value                                            (104,797)
 -------------------------------------------------------------------------------
  Net unrealized gain                                               $  583,089
 -------------------------------------------------------------------------------

 *   Non-income producing security.
 (a) The amount stated also represents aggregate cost for federal income tax purposes.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

10  The accompanying notes are an integral part of these financial statements.

               GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP GROWTH FUND

 Shareholder Letter

June 30, 1998 (Unaudited)

 Dear Shareholders,
 ON BEHALF OF GOLDMAN SACHS, IT IS A PLEASURE TO WELCOME YOU AS A SHAREHOLDER IN THE GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP GROWTH FUND.

 IN THE FUTURE, YOU WILL RECEIVE ANNUAL AND SEMIANNUAL REPORTS THAT DESCRIBE THE FUND'S PERFORMANCE, AS WELL AS INFORMATION REGARDING SPECIFIC HOLDINGS. THIS SEMIANNUAL REPORT COVERS THE SHORT PERIOD FROM FEBRUARY 13, 1998, WHEN THE FUND BEGAN OPERATIONS, THROUGH JUNE 30, 1998.

                   Market Review

                   The U.S. stock market generated strong performance during the period under review, though not without an increase in overall market volatility. The mantle of market leadership was assumed by mega-cap stocks -- the largest and most liq-uid stocks in the Standard & Poor's 500 Index. Several fac-tors -- including ongoing Asian market turbulence, benign inflation and concern in the face of a mature bull mar-ket -- conspired to make mega-caps the investment of choice among U.S. investors. Ultimately, their performance far outstripped that of the broader market during the brief pe-riod under review.

                   Performance Review

                   From February 13, 1998 through June 30, 1998, the Fund gen-erated a 12.60% cumulative total return, outperforming the 11.65% cumulative total return generated by its benchmark, the Russell 1000 Growth Index, by nearly 100 basis points.

                   Investment Objective

                   The Fund seeks long-term capital growth, primarily through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

                   The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman Sachs Global Investment Research Department and consensus opin-ions with quantitative analysis generated by the Asset Man-agement Division's proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, growth expectations, earnings momentum and risk profile. It also objectively analyses the impact of current economic conditions on different types of stocks to determine where the emphasis should be placed. While maintaining a profile close to that of the benchmark, those stocks ranked highly by both the quantitative model, the Goldman Sachs Global Investment Research Department and consensus opinion are selected for the portfolio.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP GROWTH FUND

     Shareholder Letter

     June 30, 1998 (Unaudited)

              Sector Performance

              Throughout the period, the Fund's sector exposures were fairly similar to those of its benchmark. This is residual to the management team's bottom up process, not the result of an explicit top-down decision to overweight or under-weight any given sector.

              Portfolio Composition

              Top 10 Portfolio Holdings as of June 30, 1998*

                                                                PERCENTAGE OF
              COMPANY           LINE OF BUSINESS                 NET ASSETS
              -------           ----------------                -------------
              Microsoft Corp.   Software & Services                  3.5%
              American
               International
               Group, Inc.      Insurance-Property and Casualty      3.1
              General Electric
               Co.              Electric Equipment                   2.7
              Travelers Group,
               Inc.             Insurance-Life                       2.5
              Dayton Hudson
               Corp.            Department Stores                    2.2
              Merrill Lynch &
               Company, Inc.    Investment Brokers & Managers        2.1
              Pfizer, Inc.      Pharmaceuticals                      2.0
              Intel Corp.       Semiconductors                       1.9
              Abbott
               Laboratories     Pharmaceuticals                      1.9
              Coca Cola Co.     Food & Beverage                      1.7

              * The top 10 holdings may not be representative of the
                Fund's future investments.

              Portfolio Highlights

              The CORE investment process analyses each stock based upon its value, momentum and risk characteristics. Throughout the period under review, the Fund placed above-average em-phasis on the Value theme and underweighted the Momentum theme. This stance was assumed given the cautionary condi-tions that have been in existence for several months, in-cluding increased market volatility, low risk premiums and a slowing economy.

             .In general, the position on Value and Momentum, combined with the qualitative stock insights provided by the Goldman Sachs Global Investment Research Department and consensus opinion, produced positive performance results.

             .The Low Risk theme, however, generated slightly mixed results, as some relatively volatile stocks turned in better-than-expected performance.

              Outlook

              The model uses a dynamic weighting scheme that translates current economic conditions into tangible data that identifies which factors should be emphasized or avoided. The current market is characterized by a strong but slowing economy, a low dividend yield, a flat yield curve, below-average equity risk and market default premiums, and high market volatility. Therefore,

               GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP GROWTH FUND


           the Fund's management team is placing a higher-than-average weight on value and fundamental research factors (such as quality of management) and less emphasis on growth and momentum.

           Goldman Sachs Asset Management thanks you for your investment and look forward to your continued confidence.

           Goldman Sachs Quantitative Equity Management Team

           June 30, 1998

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP GROWTH FUND

  Statement of Investments

  June 30, 1998 (Unaudited)

  SHARES DESCRIPTION                                                 VALUE

  COMMON STOCKS - 95.6%

  ADVERTISING & MARKETING - 0.6%
     900 Valassis Communications, Inc.*                         $   34,706
 -------------------------------------------------------------------------
  AEROSPACE/DEFENSE - 1.2%
   1,300 General Motors Corp. Class H                               61,262
     300 Gulfstream Aerospace Corp.*                                13,950
                                                                ----------
                                                                    75,212
 -------------------------------------------------------------------------
  AGRICULTURE/HEAVY EQUIPMENT - 1.3%
     900 Caterpillar, Inc.                                          47,587
     600 Dover Corp.                                                20,550
     100 Nacco Industries, Inc.                                     12,925
                                                                ----------
                                                                    81,062
 -------------------------------------------------------------------------
  AIRFREIGHT, TRUCK & OTHER - 1.6%
   2,500 Airborne Freight Corp.                                     87,344
     200 FDX Corp.*                                                 12,550
                                                                ----------
                                                                    99,894
 -------------------------------------------------------------------------
  AIRLINES - 3.5%
     800 Alaska Air Group, Inc.*                                    43,650
   2,100 America West Holdings Corp.*                               59,981
     600 AMR Corp.*                                                 49,950
     300 Delta Air Lines, Inc.                                      38,775
     300 UAL Corp.*                                                 23,400
                                                                ----------
                                                                   215,756
 -------------------------------------------------------------------------
  AUTO SUPPLIERS - 0.4%
   1,100 Coltec Industries, Inc.*                                   21,862
 -------------------------------------------------------------------------
  AUTO/VEHICLE - 2.9%
     200 Ford Motor Co.                                             11,800
     500 General Motors Corp.                                       33,406
   2,200 Hertz Corp.                                                97,487
   1,200 Navistar International Corp.*                              34,650
                                                                ----------
                                                                   177,343
 -------------------------------------------------------------------------
  BANKS - 2.2%
     300 American Express Co.                                       34,200
     300 BankAmerica Corp.                                          25,931
   1,800 Dime Bancorp, Inc.                                         53,887
     300 NationsBank Corp.                                          22,950
                                                                ----------
                                                                   136,968
 -------------------------------------------------------------------------
  CHEMICAL PRODUCTS - 1.3%
     300 Avery Dennison Corp.                                       16,125
     200 Dow Chemicals Co.                                          19,337
     600 IMC Global, Inc.                                           18,075
     900 Solutia, Inc.                                              25,819
                                                                ----------
                                                                    79,356
 -------------------------------------------------------------------------
  COMMERCIAL PRODUCTS - 0.9%
     400 Herman Miller, Inc.                                         9,725
     400 Tyco International, Ltd.                                   25,200
     800 Wellman, Inc.                                              18,150
                                                                ----------
                                                                    53,075
 -------------------------------------------------------------------------
  COMMERCIAL SERVICES - 0.7%
     800 Interim Services, Inc.*                                    25,700
     400 Trinity Industries, Inc.                                   16,600
                                                                ----------
                                                                    42,300
 -------------------------------------------------------------------------
  CONSTRUCTION/ENVIRONMENTAL SERVICES - 0.6%
     700 ACX Technologies, Inc.*                                    15,225
     400 USG Corp.*                                                 21,650
                                                                ----------
                                                                    36,875
 -------------------------------------------------------------------------
  CONSUMER STAPLES - 3.4%
     900 Alberto Culver Co. Class B                                 26,100
   1,400 Gillette Co.                                               79,363
   1,100 Procter & Gamble Co.                                      100,169
                                                                ----------
                                                                   205,632
 -------------------------------------------------------------------------
  DEPARTMENT STORES - 4.4%
   2,800 Dayton Hudson Corp.                                       135,800
     800 Federated Department Stores, Inc.*                         43,050
     400 Fred Meyer, Inc.*                                          17,000
     800 Proffitt's, Inc.*                                          32,300
     700 Walmart Stores, Inc.                                       42,525
                                                                ----------
                                                                   270,675
 -------------------------------------------------------------------------
  ELECTRICAL EQUIPMENT - 3.0%
     300 Aeroquip-Vickers, Inc.                                     17,512
   1,800 General Electric Co.                                      163,800
                                                                ----------
                                                                   181,312
 -------------------------------------------------------------------------
  ENERGY REFINING & MARKETING - 0.9%
     600 Columbia Gas Systems, Inc.                                 33,375
     600 Sun Company, Inc.                                          23,288
                                                                ----------
                                                                    56,663
 -------------------------------------------------------------------------
  ENTERPRISE SYSTEMS - 2.9%
     400 Ceridian Corp.*                                            23,500
     600 Hewlett-Packard Co.                                        35,925
     200 International Business Machines Corp.                      22,963
     600 Sun Microsystems, Inc.*                                    26,063
   1,300 Unisys Corp.*                                              36,725
     300 Xerox Corp.                                                30,487
                                                                ----------
                                                                   175,663
 -------------------------------------------------------------------------
  ENTERTAINMENT & LEISURE - 0.8%
   1,200 Carnival Cruise Lines Corp.                                47,550
 -------------------------------------------------------------------------
  FOOD & BEVERAGES - 2.5%
   1,300 Archer Daniels-Midland Co.                                 25,187
   1,200 Coca Cola Co.                                             102,600
     700 Interstate Bakeries Corp.                                  23,231
                                                                ----------
                                                                   151,018
 -------------------------------------------------------------------------
  HEALTH SUPPLIERS/SERVICES - 3.3%
   1,000 Bergen Brunswig Corp.                                      46,375
   1,100 Biomet, Inc.                                               36,369
     200 Cardinal Health, Inc.                                      18,750
 -------------------------------------------------------------------------

14  The accompanying notes are an integral part of these financial statements.

               GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP GROWTH FUND

  Shares Description                                                 Value

  COMMON STOCKS - (CONTINUED)

  HEALTH SUPPLIERS/SERVICES - (CONTINUED)
    400  Guidant Corp.                                            $ 28,525
    700  Johnson & Johnson                                          51,625
    900  Sybron International Corp.*                                22,725
                                                                  --------
                                                                   204,369
 -------------------------------------------------------------------------
  HEALTHCARE MANAGEMENT - 3.3%
  2,900  Beverly Enterprises, Inc.*                                 40,056
  1,700  Columbia HCA Healthcare Corp.                              49,512
    400  Integrated Health Services, Inc.                           15,000
    600  Lincare Holdings, Inc.*                                    25,238
    700  Tenet Healthcare Corp.*                                    21,875
    700  Wellpoint Health Networks, Inc.*                           51,800
                                                                  --------
                                                                   203,481
 -------------------------------------------------------------------------
  HOME BUILDERS - 0.1%
    200  Fleetwood Enterprises, Inc.                                 8,000
 -------------------------------------------------------------------------
  HOME FURNISHING & SERVICES - 1.1%
    700  Ethan Allen Interiors, Inc.                                34,956
  1,300  Pier 1 Imports, Inc.                                       31,038
                                                                  --------
                                                                    65,994
 -------------------------------------------------------------------------
  INSURANCE BROKERS & OTHER INSURANCE - 0.2%
    200  AMBAC, Inc.                                                11,700
 -------------------------------------------------------------------------
  INSURANCE-LIFE - 4.3%
    700  Equitable Companies, Inc.                                  52,456
    400  Nationwide Financial Services, Inc.                        20,400
    600  Protective Life Corp.                                      22,013
    300  SunAmerica, Inc.                                           17,231
  2,500  Travelers Group, Inc.                                     151,563
                                                                  --------
                                                                   263,663
 -------------------------------------------------------------------------
  INSURANCE-PROPERTY AND CASUALTY - 4.2%
  1,300  American International Group, Inc.                        189,800
    400  Conseco, Inc.                                              18,700
  1,100  Travelers Property & Casualty Corp.                        47,163
                                                                  --------
                                                                   255,663
 -------------------------------------------------------------------------
  INVESTMENT BROKERS & MANAGERS - 6.4%
  1,600  Bear Stearns Companies Inc.                                91,000
    600  Donaldson, Lufkin & Jenrette, Inc.                         30,488
    500  Lehman Brothers Holdings, Inc.                             38,781
  1,400  Merrill Lynch & Company, Inc.                             129,150
  1,100  Morgan Stanley, Dean Witter, Discover and Co.             100,513
                                                                  --------
                                                                   389,932
 -------------------------------------------------------------------------
  LOCAL EXCHANGE COMPANIES - 0.9%
  1,000  GTE Corp.                                                  55,625
 -------------------------------------------------------------------------
  MACHINERY - 0.1%
    200  Kennametal, Inc.                                            8,350
 -------------------------------------------------------------------------
  COMMON STOCKS - (CONTINUED)
  MEDIA & COMMUNICATIONS - 1.5%
    100  MCI Communications, Inc.                                    5,813
    800  Walt Disney Co.                                            84,050
                                                                  --------
                                                                    89,863
 -------------------------------------------------------------------------
  OIL & GAS EXPLORATION - 0.2%
  1,000  Santa Fe Energy Resources, Inc.*                           10,750
 -------------------------------------------------------------------------
  OIL & GAS SERVICES - 1.0%
    400  Camco International, Inc.                                  31,150
  1,300  Ensco International, Inc.                                  22,587
    500  Global Marine, Inc.*                                        9,344
                                                                  --------
                                                                    63,081
 -------------------------------------------------------------------------
  PACKAGING - 0.2%
    300  Owens-Illinois, Inc.*                                      13,425
 -------------------------------------------------------------------------
  PERSONAL COMPUTERS AND PERIPHERALS - 1.7%
    100  Banctec, Inc.*(a)                                           2,312
  2,000  Compaq Computer Corp.                                      56,750
    700  Lexmark International Group, Inc.*                         42,700
                                                                  --------
                                                                   101,762
 -------------------------------------------------------------------------
  PHARMACEUTICALS - 8.0%
  2,800  Abbott Laboratories                                       114,450
    600  American Home Products Corp.                               31,050
    400  Eli Lilly & Co.                                            26,425
    700  ICN Pharmaceuticals, Inc.                                  31,981
    300  Merck & Co.                                                40,125
  1,100  Pfizer, Inc.                                              119,556
    700  Schering-Plough Corp.                                      64,138
    900  Warner-Lambert Co.                                         62,438
                                                                  --------
                                                                   490,163
 -------------------------------------------------------------------------
  RECREATIONAL PRODUCTS - 0.4%
    600  Mattel, Inc.                                               25,388
 -------------------------------------------------------------------------
  RETAIL - 3.0%
  1,300  Best Buy Company, Inc.*                                    46,962
  2,300  Ingram Micro, Inc.*                                       101,775
    100  Tiffany & Co.                                               4,800
  1,000  Zale Corp.*                                                31,813
                                                                  --------
                                                                   185,350
 -------------------------------------------------------------------------
  SEMICONDUCTORS - 2.6%
  1,600  Intel Corp.                                               118,600
  1,000  Tech Data Corp.*                                           42,875
                                                                  --------
                                                                   161,475
 -------------------------------------------------------------------------
  SOFTWARE & SERVICES - 6.9%
  1,200  Cadence Design Systems, Inc.*                              37,500
    300  Computer Associates International, Inc.                    16,669
  1,900  Dun & Bradstreet Corp.*                                    68,637
  2,800  Learning Company, Inc.*                                    82,950
  2,000  Microsoft Corp.*                                          216,750
                                                                  --------
                                                                   422,506
 -------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.   15

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE LARGE CAP GROWTH FUND

  Statement of Investments

  June 30, 1998 (Unaudited)

  Shares Description                                                   Value

  COMMON STOCKS - (CONTINUED)
  SPECIALTY FINANCE & AGENCIES - 2.2%
   1,600 C.I.T. Group, Inc.                                       $   60,000
   1,200 Federal National Mortgage Association                        72,900
                                                                  ----------
                                                                     132,900
 ---------------------------------------------------------------------------
  SPECIALTY RETAIL - 3.3%
   1,300 Abercrombie & Fitch Co.*                                     57,200
     500 Gap, Inc.                                                    30,812
     400 Intimate Brands, Inc.                                        11,025
   1,400 Ross Stores, Inc.                                            60,200
   1,800 TJX Companies, Inc.                                          43,425
                                                                  ----------
                                                                     202,662
 ---------------------------------------------------------------------------
  STEEL - 0.7%
     900 AK Steel Holding Corp.                                       16,087
   2,000 Bethlehem Steel Corp.*                                       24,875
                                                                  ----------
                                                                      40,962
 ---------------------------------------------------------------------------
  SUPERMARKETS - 1.9%
     200 CVS Corp.                                                     7,788
   1,500 Food Lion, Inc.                                              15,937
     700 Kroger Co.*                                                  30,013
   1,600 Safeway, Inc.*                                               65,100
                                                                  ----------
                                                                     118,838
 ---------------------------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT - 0.2%
     200 Tellabs, Inc.*                                               14,325
 ---------------------------------------------------------------------------
  TEXTILES - 1.1%
     600 Footstar, Inc.*                                              28,800
   1,000 Jones Apparel Group, Inc.*                                   36,563
                                                                  ----------
                                                                      65,363
 ---------------------------------------------------------------------------
  TOBACCO - 1.7%
   2,100 Philip Morris Companies, Inc.                                82,688
     600 Universal Corp.                                              22,425
                                                                  ----------
                                                                     105,113
 ---------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $5,283,213)                                               $5,853,625
 ---------------------------------------------------------------------------
  OTHER INVESTMENTS - 1.8%
   1,000 Standard & Poors Depository Receipt*                     $  113,375
 ---------------------------------------------------------------------------
  TOTAL OTHER INVESTMENTS
  (COST $109,831)                                                 $  113,375
 ---------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $5,393,036)(B)                                            $5,967,000
 ---------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in
  which value exceeds cost                                        $  701,532
  Gross unrealized loss for investments in
  which cost exceeds value                                          (127,568)
 ---------------------------------------------------------------------------
  Net unrealized gain                                             $  573,964
 ---------------------------------------------------------------------------
 * Non-income producing security.
 (a) There are common stock rights attached to this security.
 (b) The amount stated also represents aggregate cost for federal income tax purposes.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

16    The accompanying notes are an integral part of these financial statements.

               GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

Shareholder Letter

June 30, 1998 (Unaudited)

Dear Shareholders,

ON BEHALF OF GOLDMAN SACHS, IT IS A PLEASURE TO WELCOME YOU AS A SHAREHOLDER IN THE GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND.

IN THE FUTURE, YOU WILL RECEIVE ANNUAL AND SEMIANNUAL REPORTS THAT DESCRIBE THE FUND'S PERFORMANCE, AS WELL AS INFORMATION REGARDING SPECIFIC HOLDINGS. THIS SEMIANNUAL REPORT COVERS THE SHORT PERIOD FROM FEBRUARY 13, 1998, WHEN THE PORTFOLIO BEGAN OPERATIONS, THROUGH JUNE 30, 1998.

                   Market Review

                   The U.S. stock market generated strong performance during the period under review, though not without an increase in overall market volatility. The mantle of market leadership was assumed by mega-cap stocks -- the largest and most liq-uid stocks in the Standard & Poor's 500 Index. Several fac-tors -- including ongoing Asian market turbulence, benign inflation and concern in the face of a mature bull mar-ket -- conspired to make mega-caps the investment of choice among U.S. investors. Ultimately, their performance far outstripped that of the broader market during the brief pe-riod under review. Conversely, small-capitalization stocks lagged the market over the same period.

                   Performance Review

                   From February 13, 1998 through June 30, 1998, the Fund gen-erated a cumulative total return of 5.20%, outperforming the 1.45% cumulative total return of its benchmark, the Russell 2000 Index, by 375 basis points.

                   Investment Objective

                   The Fund seeks long-term capital growth, primarily through a broadly diversified portfolio of equity securities of U.S. issuers that are included in the Russell 2000 Index at the time of investment.

                   The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman Sachs Global Investment Research Department and consensus opin-ions with quantitative analysis generated by the Asset Man-agement Division's proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, growth expectations, earnings momentum and risk profile. It also objectively analyzes the impact of current economic conditions on different types of stocks to determine where the emphasis should be placed. While maintaining a profile close to that of the benchmark, those stocks ranked highly by both the quantitative model, the Goldman Sachs Global Investment Research Department and consensus opinion are selected for the portfolio.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND


     Shareholder Letter

     June 30, 1998 (Unaudited)


              Sector Performance

              In general, the Fund's sector exposure approximated that of the Russell 2000 Index. It favored defensive, value stocks, as demonstrated by a slight overweighting in the less over-valued sectors -- for example, financials. The portfolio maintained a slight underweighting in more overpriced sec-tors, including technology. These differences stem from the Fund's bottom-up stock selection process, not from economic forecasts for specific sectors.
                            Portfolio Composition

              Top 10 Portfolio Holdings as of June 30, 1998*

                                                                               PERCENTAGE OF
              COMPANY                              LINE OF BUSINESS             NET ASSETS
              -------                              ----------------            -------------
              FirstFed Financial Corp.             Banks                            2.3%
              Hartford Life, Inc.                  Insurance-Life                   1.7
              CNB BancShares, Inc.                 Banks                            1.3
              Nationwide Financial Services, Inc.  Insurance-Life                   1.2
              Learning Company, Inc.               Software & Services              1.2
              U.S. Rentals, Inc.                   Agriculture/Heavy Equipment      1.1
              Delphi Financial Group, Inc.         Insurance-Life                   1.1
              Zale Corp.                           Retail                           1.1
              Oneok Inc.                           Pipelines                        1.0
              Interim Services, Inc.               Commercial Services              1.0

              * The top 10 holdings may not be representative of the Fund's future investments.


              Portfolio Highlights

              The CORE investment process analyzes each stock based upon its value, momentum and risk characteristics. Throughout the period under review, the Fund placed above-average em-phasis on the Value theme and underweighted the Momentum theme. We assumed this stance given the cautionary condi-tions that have been in existence for several months, in-cluding increased market volatility, low risk premiums and a slowing economy.

             .In general, the position on Value and Momentum, combined with the qualitative stock insights provided by the Goldman Sachs Global Investment Research Department and consensus opinion, produced positive performance results.

             .The Low Risk theme, however, generated slightly mixed results, as some relatively volatile stocks turned in better-than-expected performance.

               GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND


                   Outlook

                   The model uses a dynamic weighting scheme that translates current economic conditions into tangible data that identi-fies which factors should be emphasized or avoided. The current market is characterized by a strong but slowing economy, a low dividend yield, a flat yield curve, below-average equity risk and market default premiums, and high market volatility. As such, the Fund's management team is placing a higher-than-average weight on value and fundamen-tal research factors (such as quality of management) and less emphasis on growth and momentum.

                   Goldman Sachs Asset Management thanks you for your invest-ment and looks forward to your continued confidence.

                   Goldman Sachs Quantitative Equity Management Team


                   June 30, 1998

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

  Statement of Investments

  June 30, 1998 (Unaudited)

  Shares Description                                                   Value

  COMMON STOCKS - 99.2%
  ADVERTISING - 0.2%
     300 Advo, Inc.*                                              $    8,456
 ---------------------------------------------------------------------------
  AEROSPACE/DEFENSE - 0.9%
     750 AAR Corp.                                                    22,172
     400 Alliant Techsystems, Inc.*                                   25,300
                                                                  ----------
                                                                      47,472
 ---------------------------------------------------------------------------
  AGRICULTURE/HEAVY EQUIPMENT - 3.4%
     900 Allied Products Corp.(a)                                     19,069
     800 Cort Business Services Corp.*                                25,200
     300 Nacco Industries, Inc.                                       38,775
   1,400 Terex Corp.*                                                 39,900
   1,500 U.S. Rentals, Inc.*                                          59,156
                                                                  ----------
                                                                     182,100
 ---------------------------------------------------------------------------
  AIR FREIGHT, TRUCK & OTHER - 2.0%
     600 Airborne Freight Corp.                                       20,962
     500 Avondale Industries, Inc.*                                   13,797
   1,500 Consolidated Freightways Corp.*                              20,906
     500 Seacor Smit, Inc.*                                           30,656
   1,100 Yellow Corp.*                                                20,419
                                                                  ----------
                                                                     106,740
 ---------------------------------------------------------------------------
  AIRLINES - 1.4%
     500 Alaska Air Group, Inc.*                                      27,281
   1,700 America West Holdings Corp.*(a)                              48,556
                                                                  ----------
                                                                      75,837
 ---------------------------------------------------------------------------
  ALCOHOLIC BEVERAGES - 0.9%
     600 Adolph Coors Co. Class B                                     20,400
   2,200 Boston Beer, Inc.*                                           28,050
                                                                  ----------
                                                                      48,450
 ---------------------------------------------------------------------------
  AUTO SUPPLIERS - 1.1%
     400 Arvin Industries, Inc.                                       14,525
   1,800 Excel Industries, Inc.                                       25,762
     100 Federal-Mogul Corp.                                           6,750
     200 SPX Corp.*                                                   12,875
                                                                  ----------
                                                                      59,912
 ---------------------------------------------------------------------------
  AUTO/VEHICLE - 1.6%
   1,300 Budget Group, Inc.*                                          41,519
   3,600 Rollins Truck Leasing Corp.                                  44,550
                                                                  ----------
                                                                      86,069
 ---------------------------------------------------------------------------
  BANKS - 8.1%
     600 Albank Financial Corp.                                       42,337
   1,500 CNB Bancshares, Inc.                                         72,000
     600 Community Bank Systems, Inc.                                 18,787
   1,000 First Commonwealth Financial Corp.                           28,250
   1,200 First Republic Bank, Inc.*                                   43,350
   2,400 FirstFed Financial Corp.*                                   124,800
      49 M & T Bank Corp.                                             27,146
   1,000 Southwest Bancorp. of Texas, Inc.*                           18,813
   2,760 Sovereign Bancorp, Inc.                                      45,109
     500 UST Corp.                                                    13,250
                                                                  ----------
                                                                     433,842
 ---------------------------------------------------------------------------
  BUILDING & CONSTRUCTION PRODUCTS - 0.1%
     200 Nortek, Inc.*                                                 6,150
 ---------------------------------------------------------------------------
  BUSINESS SERVICES - 1.0%
   1,300 AC Nielsen Corp.*                                            32,825
     500 Stone & Webster, Inc.                                        19,813
                                                                  ----------
                                                                      52,638
 ---------------------------------------------------------------------------
  CHEMICAL PRODUCTS - 1.3%
     600 Dexter Corp.                                                 19,087
   1,400 The Scotts Co.*                                              52,150
                                                                  ----------
                                                                      71,237
 ---------------------------------------------------------------------------
  COMMERCIAL PRODUCTS - 1.3%
     700 Applied Power, Inc.                                          24,062
     700 Knoll, Inc.*                                                 20,650
   1,100 Wellman, Inc.                                                24,956
                                                                  ----------
                                                                      69,668
 ---------------------------------------------------------------------------
  COMMERCIAL SERVICES - 3.8%
     400 Bowne & Company, Inc.                                        18,000
   1,700 Interim Services, Inc.*                                      54,612
     700 Metamor Worldwide, Inc.*                                     24,631
     600 SPS Transaction Services, Inc.*                              18,825
     500 Staffmark, Inc.*                                             18,313
     600 Wackenhut Corp.                                              13,575
   1,500 World Color Press Co.*                                       52,500
                                                                  ----------
                                                                     200,456
 ---------------------------------------------------------------------------
  CONSTRUCTION/ENVIRONMENTAL SERVICES - 2.2%
     800 ACX Technologies, Inc.*                                      17,400
     400 Allied Waste Industries, Inc.*                                9,600
   1,000 CACI International, Inc.*                                    21,062
     500 Carlisle Companies, Inc.                                     21,531
   1,300 Newpark Resources, Inc.*                                     14,463
     600 Texas Industries, Inc.                                       31,800
                                                                  ----------
                                                                     115,856
 ---------------------------------------------------------------------------
  CONSUMER STAPLES - 0.8%
     400 Alberto Culver Co. Class B                                   11,600
     900 Department 56, Inc.                                          31,950
                                                                  ----------
                                                                      43,550
 ---------------------------------------------------------------------------
  DEPARTMENT STORES - 1.5%
   1,000 Ames Department Stores, Inc.*                                26,313
     600 Consolidated Stores Corp.*                                   21,750
     800 Proffitt's, Inc.*                                            32,300
                                                                  ----------
                                                                      80,363
 ---------------------------------------------------------------------------
  ENERGY REFINING & MARKETING - 0.6%
   1,500 Calpine Corp.*                                               30,281
 ---------------------------------------------------------------------------

20    The accompanying notes are an integral part of these financial statements.

               GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND


  Shares Description                                                   Value

  COMMON STOCKS - (CONTINUED)
  ENTERPRISE SYSTEMS - 0.3%
     400 Avid Technology, Inc.*                                   $   13,400
 ---------------------------------------------------------------------------
  FOOD & BEVERAGES - 1.8%
     700 Michael Foods, Inc.                                          20,562
   2,000 Pilgrims Pride Corp.                                         40,000
   1,800 Ralcorp Holdings, Inc.*                                      33,975
                                                                  ----------
                                                                      94,537
 ---------------------------------------------------------------------------
  FOREST PRODUCTS - 2.0%
   1,400 Playtex Products, Inc.*                                      22,313
   1,400 Schweitzer-Mauduit International, Inc.                       40,600
     700 United Stationers, Inc.*                                     45,325
                                                                  ----------
                                                                     108,238
 ---------------------------------------------------------------------------
  GAMING - 1.4%
   2,700 Boyd Gaming Corp.*                                           15,525
     700 Dover Downs Entertainment, Inc.                              21,700
   1,300 Grand Casinos, Inc.*                                         21,775
     300 SFX Entertainment, Inc.*                                     13,763
                                                                  ----------
                                                                      72,763
 ---------------------------------------------------------------------------
  HEALTH SUPPLIERS/SERVICES - 2.6%
     300 Arterial Vascular Engineering, Inc.*                         10,725
     400 Cooper Companies, Inc.*                                      14,575
   1,100 Input/Output, Inc.*                                          19,594
   1,500 OEC Medical Systems, Inc.*                                   33,750
   1,800 Sun Healthcare Group, Inc.*                                  26,325
     600 Waters Corp.*                                                35,363
                                                                  ----------
                                                                     140,332
 ---------------------------------------------------------------------------
  HEALTHCARE MANAGEMENT - 2.3%
   1,200 American Homepatient, Inc.*                                  22,950
     900 Integrated Health Services, Inc.                             33,750
   1,600 Novacare, Inc.*                                              18,800
   1,300 Paragon Health Network, Inc.*                                20,963
     800 Trigon Healthcare, Inc.*                                     28,950
                                                                  ----------
                                                                     125,413
 ---------------------------------------------------------------------------
  HOME BUILDERS - 1.4%
     800 Fairfield Communities, Inc.*                                 15,350
   1,300 Lennar Corp.                                                 38,350
     500 NVR, Inc. LP*                                                20,531
                                                                  ----------
                                                                      74,231
 ---------------------------------------------------------------------------
  HOME FURNISHING & SERVICES - 2.4%
     600 Ethan Allen Interiors, Inc.                                  29,962
   1,200 Furniture Brands International, Inc.*                        33,675
   1,300 Pier 1 Imports, Inc.                                         31,038
   1,100 Williams-Sonoma, Inc.*                                       34,994
                                                                  ----------
                                                                     129,669
 ---------------------------------------------------------------------------
  HOTELS & RESTAURANTS - 4.0%
   1,400 Buffets, Inc.*                                               21,962
   2,400 Ruby Tuesday, Inc.                                           37,200
     900 Showbiz Pizza Time, Inc.*                                    36,281
   2,100 Signature Resorts, Inc.*                                     34,650
   1,950 Sonic Corp.*                                                 43,631
   5,400 Sunburst Hospitality Corp.*                                  37,463
                                                                  ----------
                                                                     211,187
 ---------------------------------------------------------------------------
  INFORMATION MANAGEMENT - 2.0%
   1,600 American Business Information, Inc.*                         25,600
   2,000 BA Merchant Services, Inc.*                                  40,375
   1,100 Sabre Group Holdings, Inc.*                                  41,800
                                                                  ----------
                                                                     107,775
 ---------------------------------------------------------------------------
  INSURANCE BROKERS & OTHER INSURANCE - 3.4%
     500 Arthur J Gallagher & Co.                                     22,375
     400 Capital Re Corp.                                             28,650
     700 Fidelity National Financial, Inc.                            27,869
     500 Financial Security Assurance Holdings, Ltd.                  29,375
     600 First American Financial Corp.                               54,000
     600 SCPIE Holdings, Inc.                                         20,325
                                                                  ----------
                                                                     182,594
 ---------------------------------------------------------------------------
  INSURANCE-LIFE - 4.8%
   1,020 Delphi Financial Group, Inc.*                                57,439
   1,000 FBL Financial Group, Inc.                                    25,625
   1,600 Hartford Life, Inc.                                          91,100
   1,300 Nationwide Financial Services, Inc.                          66,300
     300 Reinsurance Group of America, Inc.                           17,738
                                                                  ----------
                                                                     258,202
 ---------------------------------------------------------------------------
  INSURANCE-PROPERTY AND CASUALTY - 1.2%
   1,000 Chartwell Re Corp.                                           29,437
     600 Fremont General Corp.                                        32,512
                                                                  ----------
                                                                      61,949
 ---------------------------------------------------------------------------
  INVESTMENT BROKERS & MANAGERS - 0.3%
     400 Jefferies Group, Inc.                                        16,400
 ---------------------------------------------------------------------------
  MACHINERY - 2.3%
   1,600 Columbus Mckinnon Corp.                                      41,600
   1,400 Commercial Intertech Corp.                                   25,375
   1,000 Kaydon Corp.                                                 35,312
     800 Thomas Industries, Inc.                                      19,550
                                                                  ----------
                                                                     121,837
 ---------------------------------------------------------------------------
  MEDIA & COMMUNICATIONS - 2.6%
   2,800 Ascent Entertainment Group*                                  31,150
     700 Big Flower Holdings, Inc.*                                   21,000
   1,000 Commonwealth Telephone Enterprises, Inc.*                    26,375
   1,100 McClatchy Newspapers, Inc.                                   38,087
   1,600 Paging Network, Inc.*                                        22,400
                                                                  ----------
                                                                     139,012
 ---------------------------------------------------------------------------
  MISCELLANEOUS-CONSUMER - 0.3%
     600 California Water Services Group                              15,075
 ---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.    21

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

  Statement of Investments

  June 30, 1998 (Unaudited)

  Shares Description                                                   Value

  COMMON STOCKS - (CONTINUED)
  NONFERROUS METALS - 1.5%
     500 AFC Cable Systems, Inc.*                                 $   17,750
   2,550 Encore Wire Corp.*                                           41,119
     500 Superior Telecom, Inc.                                       20,813
                                                                  ----------
                                                                      79,682
 ---------------------------------------------------------------------------
  OIL & GAS EXPLORATION - 1.3%
   1,000 Barrett Resources Corp.*                                     37,437
   1,300 Cabot Oil & Gas Corp.                                        26,000
     200 Cliffs Drilling Co.*                                          6,563
                                                                  ----------
                                                                      70,000
 ---------------------------------------------------------------------------
  OIL & GAS SERVICES - 1.6%
     900 Marine Drilling Companies, Inc.*                             14,400
   1,600 Pool Energy Services Co.*                                    23,600
   1,600 Seitel, Inc.*                                                25,900
     400 Veritas DGC, Inc.*                                           19,975
                                                                  ----------
                                                                      83,875
 ---------------------------------------------------------------------------
  PACKAGING - 0.8%
     700 Aptargroup, Inc.                                             43,531
 ---------------------------------------------------------------------------
  PERSONAL COMPUTERS AND PERIPHERALS - 1.7%
     800 Banctec, Inc.*(a)                                            18,500
   1,900 CHS Electronics, Inc.*                                       33,962
   2,800 Sandisk Corp.*                                               38,675
                                                                  ----------
                                                                      91,137
 ---------------------------------------------------------------------------
  PHARMACEUTICALS - 3.4%
     800 Alpharma, Inc.                                               17,600
   1,600 Bindley Western Industries, Inc.                             52,800
   1,100 Herbalife International, Inc.                                27,087
     700 ICN Pharmaceuticals, Inc.                                    31,981
   1,300 NBTY, Inc.*                                                  23,888
   1,400 Nu Skin Asia Pacific, Inc.*                                  27,300
                                                                  ----------
                                                                     180,656
 ---------------------------------------------------------------------------
  PIPELINES - 1.9%
   1,300 Aquarion Co.                                                 44,444
   1,400 Oneok, Inc.                                                  55,825
                                                                  ----------
                                                                     100,269
 ---------------------------------------------------------------------------
  RECREATIONAL PRODUCTS - 0.4%
     900 Russ Berrie and Company, Inc.                                22,500
 ---------------------------------------------------------------------------
  RETAIL - 3.3%
     600 Best Buy Company, Inc.*                                      21,675
     800 Fabri-Centers of America*                                    21,900
   1,300 Inacom Corp.*                                                41,275
     900 Michaels Stores, Inc.*                                       31,753
   1,800 Zale Corp.*                                                  57,263
                                                                  ----------
                                                                     173,866
 ---------------------------------------------------------------------------
  SEMICONDUCTORS - 2.4%
   2,000 Anixter International, Inc.*                             $   38,125
   2,200 Esterline Technologies Corp.*                                45,925
   1,200 Micro Linear Corp.*                                           5,475
     600 Sanmina Corp.*                                               26,025
     800 The DII Group, Inc.*                                         13,650
                                                                  ----------
                                                                     129,200
 ---------------------------------------------------------------------------
  SOFTWARE & SERVICES - 3.4%
     600 Arbor Software Corp.*                                        18,862
   2,200 Learning Company, Inc.*                                      65,175
     900 Platinum Technology, Inc.*                                   25,706
     900 Symantec Corp.*                                              23,513
     500 Systems & Computer Tech Corp.*                               13,500
   1,800 USCS International, Inc.*                                    37,238
                                                                  ----------
                                                                     183,994
 ---------------------------------------------------------------------------
  SPECIALTY FINANCE & AGENCIES - 1.5%
     600 Americredit Corp.*                                           21,413
   2,300 Resource Bancshares Mortgage Group, Inc.                     42,838
     900 Southern Pacific Funding Corp.*                              14,119
                                                                  ----------
                                                                      78,370
 ---------------------------------------------------------------------------
  SPECIALTY RETAIL - 3.1%
   1,200 Abercrombie & Fitch Co.*                                     52,800
     400 Brylane, Inc.*                                               18,400
     900 Goody's Family Clothing, Inc.*                               49,387
   1,500 Huffy Corp.(a)                                               27,187
     450 Pacific Sunwear of California, Inc.*                         15,750
                                                                  ----------
                                                                     163,524
 ---------------------------------------------------------------------------
  STEEL - 1.7%
   1,100 AK Steel Holding Corp.                                       19,663
   1,700 Armco, Inc.*                                                 10,837
     200 Lone Star Technologies, Inc.*                                 3,050
   2,500 National Steel Corp. Class B                                 29,688
     700 Reliance Steel & Aluminum Corp.                              27,038
                                                                  ----------
                                                                      90,276
 ---------------------------------------------------------------------------
  SUPERMARKETS - 1.0%
   1,800 Fleming Companies, Inc.                                      31,612
     400 Whole Foods Market, Inc.*                                    24,200
                                                                  ----------
                                                                      55,812
 ---------------------------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT - 0.5%
   1,400 California Microwave, Inc.*                                  24,500
 ---------------------------------------------------------------------------
  TEXTILES - 0.9%
   1,100 Nautica Enterprises, Inc.*                                   29,494
     500 Oxford Industries, Inc.                                      17,469
                                                                  ----------
                                                                      46,963
 ---------------------------------------------------------------------------

22   The accompanying notes are an integral part of these financial statements.

               GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE SMALL CAP EQUITY FUND

  Shares Description                                                  Value

  COMMON STOCKS - (CONTINUED)
  UTILITIES - 1.5%
   1,300 Public Service Company of New Mexico                    $   29,494
   1,700 TNP Enterprises, Inc.                                       52,488
                                                                 ----------
                                                                     81,982
 --------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $5,010,939)                                              $5,291,828
 --------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $5,010,939)(B)                                           $5,291,828
 --------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in
  which value exceeds cost                                       $  515,419
  Gross unrealized loss for investments in
  which cost exceeds value                                         (234,530)
 --------------------------------------------------------------------------
  Net unrealized gain                                            $  280,889
 --------------------------------------------------------------------------

  *  Non-income producing security.
 (a) There are common stock rights attached to these securities.
 (b) The amount stated also represents aggregate cost for federal income tax purposes.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.    23

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

 Shareholder Letter

 June 30, 1998 (Unaudited)

 Dear Shareholders,
 ON BEHALF OF GOLDMAN SACHS, IT IS A PLEASURE TO WELCOME YOU AS A SHAREHOLDER IN THE GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND.

 IN THE FUTURE, YOU WILL RECEIVE ANNUAL AND SEMIANNUAL REPORTS THAT DESCRIBE THE FUND'S PERFORMANCE, AS WELL AS INFORMATION REGARDING SPECIFIC HOLDINGS. THIS SEMIANNUAL REPORT COVERS THE SHORT PERIOD FROM APRIL 30, 1998, WHEN THE FUND BEGAN OPERATIONS, THROUGH JUNE 30, 1998.

                   Market Review

                   During the brief period under review, the U.S. equity mar-ket advanced 2.27%. Year-to-date, the mantle of market leadership has been held by mega-cap stocks -- the largest and most liquid stocks in the Standard & Poor's 500 Index. Several factors -- including ongoing Asian market turbu-lence, benign inflation and concern about the sustainability of the current bull market -- have led U.S. investors to seek quality companies with sustainable and predictable earnings and cash flow growth.

                   Performance Review

                   From April 30, 1998 through June 30, 1998, the Fund gener-ated a 2.80% cumulative total return. Over the same time period, the Fund's benchmark, the Standard & Poor's 500 In-dex (with dividends reinvested), generated a cumulative to-tal return of 2.27%.

                   Investment Objective

                   The Fund seeks long-term capital growth, primarily through investments in a diversified portfolio of companies that are considered to have long-term capital appreciation po-tential.

                   Sector Performance

                   As bottom-up stock pickers, the Fund's management team fo-cuses on the real worth of the business, and to the extent that it finds several businesses in related industries that have long-term growth potential, the team may develop an overweighting in a given sector. Recently, the team found several companies that meet its criteria -- strong fran-chise, dominant market share, free cash flow, high return on invested capital and predictable/sustainable growth -- within the healthcare and consumer nondurables sectors. Poised to benefit from favorable demographic trends and the businesses' own enduring competitive advantage, these areas have drawn the management team's attention and investment. Conversely, the Fund is underweighted in the more cyclical basic industry and consumer durables sectors relative to the benchmark.

                      GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND


              Portfolio Composition

              In recent months, investors have been attempting to distin-guish, from the rest of the marketplace, businesses that can sustain growth in the face of Asia's crisis. As the market has assigned a premium to consistency and sustainability of above-average earnings growth, the man-agement team's strategy has reaped some of the benefits of its long-term outlook and focus on enduring competitive ad-vantage.


              Top 10 Portfolio Holdings as of June 30, 1998*

                                                                   PERCENTAGE OF
              COMPANY                       LINE OF BUSINESS         NET ASSETS
              -------                       ----------------       -------------
              Bristol-Myers Squibb Co.      Pharmaceuticals             2.8%
              Microsoft Corp.               Software & Services         2.6
              Warner Lambert Co.            Pharmaceuticals             2.5
              General Electric Co.          Electrical Equipment        2.5
              BankAmerica Corp.             Banks                       2.4
              State Street Boston Corp.     Banks                       2.3
              Pfizer, Inc.                  Pharmaceuticals             2.3
              Banc One Corp.                Banks                       2.2
              American Home Products Corp.  Pharmaceuticals             2.2
              Liberty Media Group           Media & Communications      2.1

              * The top 10 holdings may not be representative of the Fund's future investments.

              Outlook

              The outlook for the economy and the stock market appears favorable, with expectations of low inflation, stable interest rates and modest economic growth. In this environ-ment, the Fund's management team will continue to seek companies that are strategically poised for long-term growth. In the near term, given high levels of global volatility, the team believes that its portfolio benefits from the ownership of high quality companies with stable earn-ings growth and enduring competitive advantage.

              Goldman Sachs Asset Management thanks you for your investment and looks forward to your continued confidence.

              Goldman Sachs U.S. Active Equity Growth Management Team


              June 30, 1998

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

  Statement of Investments

  June 30, 1998 (Unaudited)

  Shares   Description                                                Value

  COMMON STOCKS - 95.1%
  ADVERTISING & MARKETING - 1.5%
     1,400 Valassis Communications, Inc.*                         $   53,988
 ---------------------------------------------------------------------------
  AEROSPACE/DEFENSE - 0.4%
       300 Boeing Co.                                                 13,369
 ---------------------------------------------------------------------------
  AUTO SUPPLIERS - 0.5%
       300 Lear Corp.*                                                15,394
 ---------------------------------------------------------------------------
  BANKS - 9.7%
     1,300 Banc One Corp.                                             72,556
       900 BankAmerica Corp.                                          77,794
       200 Citicorp                                                   29,850
       500 First Union Corp.                                          29,125
       400 NationsBank Corp.                                          30,600
     1,100 State Street Boston Corp.                                  76,450
                                                                  ----------
                                                                     316,375
 ---------------------------------------------------------------------------
  BUSINESS SERVICES - 0.5%
       400 H & R Block, Inc.                                          16,850
 ---------------------------------------------------------------------------
  CHEMICAL PRODUCTS - 2.0%
       400 BetzDearborn, Inc.(a)                                      16,550
       200 Du Pont (E.I.) de Nemours & Co.                            14,925
       200 Minnesota Mining and Manufacturing Co.                     16,437
       300 Monsanto Co.                                               16,763
                                                                  ----------
                                                                      64,675
 ---------------------------------------------------------------------------
  COMMERCIAL SERVICES - 1.5%
       900 Ecolab, Inc.                                               27,900
       500 Galileo International, Inc.                                22,531
                                                                  ----------
                                                                      50,431
 ---------------------------------------------------------------------------
  CONSUMER STAPLES - 5.6%
       400 Avon Products, Inc.                                        31,000
       200 Clorox Co.                                                 19,075
       500 Colgate Palmolive Co.                                      44,000
       600 Gillette Co.                                               34,012
       600 Procter & Gamble Co.                                       54,638
                                                                  ----------
                                                                     182,725
 ---------------------------------------------------------------------------
  DEPARTMENT STORES - 2.0%
       300 Federated Department Stores, Inc.*                         16,144
       800 Walmart Stores, Inc.                                       48,600
                                                                  ----------
                                                                      64,744
 ---------------------------------------------------------------------------
  ELECTRICAL EQUIPMENT - 2.9%
       300 American Standard Companies,Inc.*                          13,406
       900 General Electric Co.                                       81,900
                                                                  ----------
                                                                      95,306
 ---------------------------------------------------------------------------
  ENERGY REFINING & MARKETING - 1.6%
     1,000 AES Corp.*                                                 52,562
 ---------------------------------------------------------------------------
  ENTERPRISE SYSTEMS - 2.4%
       400 Cisco Systems, Inc.*                                   $   36,825
       700 EMC Corp.*                                                 31,369
       100 Xerox Corp.                                                10,163
                                                                  ----------
                                                                      78,357
 ---------------------------------------------------------------------------
  FOOD & BEVERAGES - 6.7%
       800 Coca Cola Co.                                              68,400
       600 Nabisco Holdings Corp.                                     21,638
     1,100 Pepsico, Inc.                                              45,306
       400 Ralston Purina Co.                                         46,725
       400 William Wrigley Jr. Co.                                    39,200
                                                                  ----------
                                                                     221,269
 ---------------------------------------------------------------------------
  FUNERAL SERVICES - 1.3%
     1,000 Service Corp. International                                42,875
 ---------------------------------------------------------------------------
  HEALTH SUPPLIERS/SERVICES - 1.4%
       600 Johnson & Johnson                                          44,250
 ---------------------------------------------------------------------------
  HEALTHCARE MANAGEMENT - 1.2%
       500 Aetna, Inc.                                                38,062
 ---------------------------------------------------------------------------
  HOME FURNISHING & SERVICES - 0.4%
       400 Sherwin Williams Co.                                       13,250
 ---------------------------------------------------------------------------
  HOTELS & RESTAURANTS - 1.1%
     1,100 Marriott International, Inc.                               35,612
 ---------------------------------------------------------------------------
  INFORMATION MANAGEMENT - 0.6%
       400 Envoy Corp.*                                               18,950
 ---------------------------------------------------------------------------
  INSURANCE BROKERS & OTHER INSURANCE - 0.4%
       200 AMBAC, Inc.                                                11,700
 ---------------------------------------------------------------------------
  INSURANCE-LIFE - 2.2%
       300 Hartford Life, Inc.                                        17,081
       400 Nationwide Financial Services, Inc.                        20,400
       600 SunAmerica, Inc.                                           34,463
                                                                  ----------
                                                                      71,944
 ---------------------------------------------------------------------------
  INSURANCE-PROPERTY AND CASUALTY - 0.9%
       200 American International Group, Inc.                         29,200
 ---------------------------------------------------------------------------
  INTEGRATED OIL - 2.5%
       100 Atlantic Richfield Co.                                      7,812
       400 Exxon Corp.                                                28,525
       300 Mobil Corp.                                                22,987
       200 Texaco, Inc.                                               11,938
       300 Unocal Corp.                                               10,725
                                                                  ----------
                                                                      81,987
 ---------------------------------------------------------------------------
  INVESTMENT BROKERS & MANAGERS - 0.4%
       600 Waddell & Reed Financial, Inc.                             14,363
 ---------------------------------------------------------------------------
  MEDIA & COMMUNICATIONS - 12.8%
     1,800 AH Belo Corp.                                              43,875
       300 Cablevision Systems Corp.                                  25,050
 ---------------------------------------------------------------------------

26  The accompanying notes are an integral part of these financial statements.

                      GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND


   Shares  Description                                                Value

  COMMON STOCKS - (CONTINUED)
  MEDIA & COMMUNICATIONS - (CONTINUED)
       400 CBS, Inc.                                              $   12,700
       400 Central Newspapers, Inc.                                   27,900
       400 Chancellor Media Corp.*                                    19,862
       400 Gannett Co.                                                28,425
       600 HBO & Co.                                                  21,150
       500 Jacor Communications, Inc.*                                29,500
     1,800 Liberty Media Group*                                       69,863
       400 New York Times Co.                                         31,700
       700 TCI Group*                                                 26,906
       500 Time Warner, Inc.                                          42,719
       200 Tribune Co.                                                13,763
       200 Walt Disney Co.                                            21,012
       400 Ziff Davis, Inc.*                                           5,550
                                                                  ----------
                                                                     419,975
 ---------------------------------------------------------------------------
  OIL & GAS SERVICES - 2.1%
     1,000 Schlumberger, Ltd.                                         68,313
 ---------------------------------------------------------------------------
  PHARMACEUTICALS - 11.6%
     1,400 American Home Products Corp.                               72,450
       800 Bristol-Myers Squibb Co.                                   91,950
       700 Pfizer, Inc.                                               76,081
       500 Schering Plough Corp.                                      45,813
       300 Sigma Aldrich Corp.                                        10,538
     1,200 Warner Lambert Co.                                         83,250
                                                                  ----------
                                                                     380,082
 ---------------------------------------------------------------------------
  RECREATIONAL PRODUCTS - 0.7%
       600 Hasbro, Inc.                                               23,587
 ---------------------------------------------------------------------------
  SEMICONDUCTORS - 0.7%
       300 Intel Corp.                                                22,237
 ---------------------------------------------------------------------------
  SOFTWARE & SERVICES - 4.8%
     1,300 First Data Corp.                                           43,306
       800 Microsoft Corp.*                                           86,700
       300 Peoplesoft, Inc.*                                          14,100
       300 Sterling Commerce, Inc.*                                   14,550
                                                                  ----------
                                                                     158,656
 ---------------------------------------------------------------------------
  SPECIALTY FINANCE & AGENCIES - 5.1%
       400 C.I.T. Group, Inc.                                         15,000
       900 Federal Home Loan Mortgage Corp.                           42,356
       700 Federal National Mortgage Association                      42,525
     2,000 MBNA Corp.                                                 66,000
                                                                  ----------
                                                                     165,881
 ---------------------------------------------------------------------------
  SPECIALTY RETAIL - 2.4%
       200 Home Depot, Inc.                                           16,612
     1,200 Tandy Corp.                                                63,675
                                                                  ----------
                                                                      80,287
 ---------------------------------------------------------------------------
  SUPERMARKETS - 2.3%
       400 CVS Corp.                                                  15,575
       500 Rite Aid Corp.                                             18,781
     1,000 Walgreen Co.                                               41,313
                                                                  ----------
                                                                      75,669
 ---------------------------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT - 1.8%
       700 Lucent Technologies, Inc.                                  58,231
 ---------------------------------------------------------------------------
  TOBACCO - 1.1%
       900 Philip Morris Companies, Inc.                              35,438
 ---------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $3,024,450)                                               $3,116,594
 ---------------------------------------------------------------------------
  Principal               Interest               Maturity
   Amount                   Rate                   Date                Value

  REPURCHASE AGREEMENT - 3.1%
  Joint Repurchase Agreement Account
  $100,000                 5.83%                 07/01/98         $  100,000
 ---------------------------------------------------------------------------

  TOTAL REPURCHASE AGREEMENT
  (COST $100,000)                                                 $  100,000
 ---------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST
  $3,124,450)(B)                                                  $3,216,594
 ---------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which value
    exceeds cost                                                   $ 171,071
  Gross unrealized loss for investments in which cost
    exceeds value                                                    (78,927)
 ---------------------------------------------------------------------------
  Net unrealized gain                                             $   92,144
 ---------------------------------------------------------------------------
  *  Non-income producing security.
 (a) There are common stock rights attached to these securities.
 (b) The amount stated also represents aggregate cost for federal income tax purposes.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.    27

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP EQUITY FUND

 Shareholder Letter

 June 30, 1998 (Unaudited)

 Dear Shareholders,
 ON BEHALF OF GOLDMAN SACHS, IT IS A PLEASURE TO WELCOME YOU AS A SHAREHOLDER IN THE GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP EQUITY FUND.

 IN THE FUTURE, YOU WILL RECEIVE ANNUAL AND SEMIANNUAL REPORTS THAT DESCRIBE THE FUND'S PERFORMANCE AND STRATEGIC DEVELOPMENTS. THIS SEMIANNUAL REPORT COVERS THE SHORT PERIOD FROM MAY 1, 1998, WHEN THE FUND BEGAN OPERATIONS, THROUGH JUNE 30, 1998.

                   Market Review

                   During the brief period covered by this report, the market advanced 2.27%. Year-to-date, the mantle of market leader-ship has been held by mega-cap stocks -- the largest and most liquid stocks in the Standard & Poor's 500 Index. Through the end of June, the Russell 2000 and Russell Mid Cap Indexes both trailed the S&P 500 by a substantial mar-gin. Several factors --including ongoing Asian market tur-bulence, benign inflation and concern about the sustainability of the current bull market -- have made mega-caps the investment of choice among U.S. investors.

                   Performance Review

                   From May 1, 1998 through June 30, 1998, the Fund generated a -6.00% return. Over the same time period, the Fund's benchmark, the Russell Midcap Index, generated a return of -1.76%.

                   Investment Objective

                   The Fund seeks long-term capital appreciation, primarily through equity securities of companies with public stock market capitalizations within the range of the market capi-talization of companies constituting the Russell Midcap In-dex at the time of investment. (Currently, between $400 million and $16 billion.)

                   Portfolio Composition

                   In the less-than favorable market environment for mid-cap stocks, the Fund's management team has found opportunities to invest in companies which it believes sell at a substan-tial discount to the market and to their respective indus-tries. This valuation dichotomy may be a result of limited near-term earnings visibility, cyclically out-of-favor sta-tus or companies that are under-followed or misunderstood. The Team believes that by performing rigorous fundamental research into these low-expectation stocks, they are build-ing a portfolio which offers long-term potential value.

                      GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP EQUITY FUND

              Top 10 Portfolio Holdings as of June 30, 1998*

                                                                 PERCENTAGE OF
              COMPANY        LINE OF BUSINESS                     NET ASSETS
              -------        ----------------                    -------------
              Aetna, Inc.    Healthcare Management                    4.1%
              Quantum Corp.  Personal Computers and Peripherals       3.3
              Union Carbide
               Corp.         Chemicals Products                       3.3
              Loews Corp.    Insurance Brokers & Other Insurance      2.7
              Fruit of the
               Loom Inc.     Textiles                                 2.7
              Georgia-Pa-
               cific Corp.   Forest Products                          2.5
              Republic of
               New York
               Corp.         Banks                                    2.4
              Central Maine
               Power Co.     Utilities                                2.4
              Fluor Corp.    Construction/Environmental Services      2.3
              Tosco Corp.    Energy Refining and Marketing            2.2

              * The top 10 holdings may not be representative of the Fund's future investments.

              Outlook

              The Fund's management team remains focused on researching mid-cap companies that sell at a discount not only to the broader market but also to their long-term earning and cash flow generating abilities. The Team believes that its rigorous research has the potential to generate a portfolio of discounted names poised for long-term appreciation. Most importantly, when the current excesses are wrung from the system, the team believes that its discipline has the po-potential to dampen volatility and preserve capital.


              Goldman Sachs Asset Management thanks you for your investment and looks forward to your continued confidence.


              Goldman Sachs U.S. Value Portfolio Management Team


              June 30, 1998

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP EQUITY FUND

  Statement of Investments

  June 30, 1998 (Unaudited)

  Shares  Description                                                 Value

  COMMON STOCKS - 73.2%
  AIR FREIGHT, TRUCK & OTHER - 2.1%
     1,300 CNF Transportation, Inc.                               $   55,250
 ---------------------------------------------------------------------------
  AIRLINES - 0.7%
       300 Continental Airlines, Inc. Class B*                        18,262
 ---------------------------------------------------------------------------
  AUTO SUPPLIERS - 2.0%
     1,000 Lear Corp.*                                                51,313
 ---------------------------------------------------------------------------
  BANKS - 3.5%
     1,200 Pacific Century Financial Corp.                            28,800
     1,000 Republic of New York Corp.                                 62,938
                                                                  ----------
                                                                      91,738
 ---------------------------------------------------------------------------
  CHEMICAL PRODUCTS - 4.6%
     1,300 IMC Global, Inc.                                           39,162
     1,600 Union Carbide Corp.                                        85,400
                                                                  ----------
                                                                     124,562
 ---------------------------------------------------------------------------
  CONSTRUCTION/ENVIRONMENTAL SERVICES - 2.3%
     1,200 Fluor Corp.                                                61,200
 ---------------------------------------------------------------------------
  ENERGY REFINING & MARKETING - 2.2%
     2,000 Tosco Corp.                                                58,750
 ---------------------------------------------------------------------------
  FOREST PRODUCTS - 5.3%
     1,100 Georgia-Pacific Corp.                                      64,831
     2,000 Georgia-Pacific Corp. (Timber Group)                       46,125
     1,800 Stone Container Corp.*                                     28,125
                                                                  ----------
                                                                     139,081
 ---------------------------------------------------------------------------
  GAMING COMPANIES - 1.9%
     2,900 Circus Circus Enterprises, Inc.*                           49,119
 ---------------------------------------------------------------------------
  HEALTHCARE MANAGEMENT - 7.9%
     1,400 Aetna, Inc.                                               106,575
     1,400 Foundation Health Systems, Inc.*                           36,925
     1,800 Tenet Healthcare Corp.*                                    56,250
       200 Trigon Healthcare, Inc.*                                    7,238
                                                                  ----------
                                                                     206,988
 ---------------------------------------------------------------------------
  INSURANCE BROKERS & OTHER INSURANCE - 2.7%
       800 Loews Corp.                                                69,700
 ---------------------------------------------------------------------------
  INSURANCE-LIFE - 2.5%
       300 American General Corp.                                     21,356
       900 Reliastar Financial Corp.                                  43,200
                                                                  ----------
                                                                      64,556
 ---------------------------------------------------------------------------
  INSURANCE-PROPERTY AND CASUALTY - 3.4%
       500 Allmerica Financial Corp.                                  32,500
     1,200 CNA Financial Corp.*                                       55,875
                                                                  ----------
                                                                      88,375
 ---------------------------------------------------------------------------
  LOGISTICS/RAIL - 1.8%
     1,700 Canadian Pacific, Ltd.                                     48,237
 ---------------------------------------------------------------------------
  PERSONAL COMPUTERS AND PERIPHERALS - 4.9%
       800 CHS Electronics, Inc.*                                     14,300
     4,200 Quantum Corp.*                                             87,150
     1,100 Seagate Technology, Inc.*                                  26,194
                                                                  ----------
                                                                     127,644
 ---------------------------------------------------------------------------
  PHARMACEUTICALS - 1.4%
     3,600 Perrigo Co.*                                               36,225
 ---------------------------------------------------------------------------
  REAL ESTATE - 1.2%
     2,800 Laser Mortgage Management, Inc.*                           30,450
 ---------------------------------------------------------------------------
  SEMICONDUCTORS - 3.6%
       800 Avnet, Inc.                                                43,750
       700 Lam Research Corp.*                                        13,387
     2,150 Vishay Intertechnology, Inc.*                              38,566
                                                                  ----------
                                                                      95,703
 ---------------------------------------------------------------------------
  STEEL - 3.7%
     2,400 AK Steel Holding Corp.                                     42,900
     1,700 Ispat International NV*                                    31,875
       900 Ucar International, Inc.*                                  26,269
                                                                  ----------
                                                                     101,044
 ---------------------------------------------------------------------------
  SUPERMARKETS - 1.5%
     2,200 Fleming Companies, Inc.                                    38,637
 ---------------------------------------------------------------------------
  TEXTILES - 2.7%
     2,100 Fruit of the Loom, Inc.*                                   69,694
 ---------------------------------------------------------------------------
  TIRE & OTHER RELATED RUBBER PRODUCTS - 2.0%
       800 Goodyear Tire & Rubber Co.                                 51,550
 ---------------------------------------------------------------------------
  TOBACCO - 2.0%
     1,900 UST, Inc.                                                  51,300
 ---------------------------------------------------------------------------
  UTILITIES - 7.3%
     3,200 Central Maine Power Co.                                    62,400
     1,600 Entergy Corp.                                              46,000
     2,700 Northeast Utilities*                                       45,731
     1,100 Unicom Corp.                                               38,569
                                                                  ----------
                                                                     192,700
 ---------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $2,053,610)                                               $1,922,078
 ---------------------------------------------------------------------------

30  The accompanying notes are an integral part of these financial statements.

                      GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP EQUITY FUND

  PRINCIPAL
  AMOUNT            INTEREST RATE                  MATURITY DATE                     VALUE

  REPURCHASE AGREEMENT - 26.7%
  Joint Repurchase Agreement Account(a)
  $700,000              5.83%                         07/01/98                   $  700,000
 -------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $700,000)                                                                $  700,000
 -------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $2,753,610)(B)                                                           $2,622,078
 -------------------------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which
  value exceeds cost                                                             $   35,111
  Gross unrealized loss for investments in which
  cost exceeds value                                                               (166,643)
 -------------------------------------------------------------------------------------------
  Net unrealized loss                                                            $ (131,532)
 -------------------------------------------------------------------------------------------

  Futures contracts open at June 30, 1998 are as follows:

                                NUMBER OF
                                CONTRACTS      SETTLEMENT            UNREALIZED
  TYPE                           LONG(C)          MONTH                 LOSS
 -------------------------------------------------------------------------------
  S&P 500 Stock Index              1           September 1998          ($758)
 -------------------------------------------------------------------------------
  *  Non-income producing security.
 (a) The security is being segregated as collateral for open futures contracts.
 (b) The amount stated also represents aggregate cost for federal income tax purposes.
 (c) Each S&P 500 Stock Index represents $250,000 in notional par value. The total net notional amount and net market value are $250,000 and $285,750, respectively. The determination of notional amounts as presented here are indicative only of volume of activity and not a measure of market risk.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.    31

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

 Shareholder Letter

 June 30, 1998 (Unaudited)

 Dear Shareholders,
 ON BEHALF OF GOLDMAN SACHS, IT IS A PLEASURE TO WELCOME YOU AS A SHAREHOLDER IN THE GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND.

 IN THE FUTURE, YOU WILL RECEIVE ANNUAL AND SEMIANNUAL REPORTS THAT DESCRIBE THE FUND'S PERFORMANCE, AS WELL AS INFORMATION REGARDING SPECIFIC HOLDINGS. THIS SEMIANNUAL REPORT COVERS THE SHORT PERIOD FROM JANUARY 12, 1998, WHEN THE FUND BEGAN OPERATIONS, THROUGH JUNE 30, 1998.

                   Market Review

                    .Europe -- Overall, Europe's markets were very positive. A continuance of merger and acquisition activity and con-solidation moves were the primary drivers that helped Eu-ropean stocks surge upwards. As the period progressed, Europe's equity markets continued their overall impres-sive showing, despite ongoing Far East market turbulence and a brief period of profit taking in April. In addition to the consolidation trend occurring throughout Europe, other factors, particularly the convergence of interest rates across Europe, figured heavily into the positive performance of equity markets.

                    .Japan -- The Japanese stock market was weak during most
                     of the period under review. Stock prices fell sharply in late 1997 as investors' concerns over Asia's financial crisis were aggravated by a series of bankruptcies --
                      among them, one of the four largest brokerage houses in
                     Japan. Investor sentiment improved significantly in late January, after the government revealed various economic measures designed to prevent further deterioration of the domestic economy. The announcements substantially lifted low-priced stocks that had underperformed the market in previous months. In the ensuing weeks, expectations for additional fiscal stimulus policy packages helped support the market intermittently. However, in the final weeks of the period, negative news on corporate fundamentals out-weighed the market, causing it to retreat.

                    .Asia -- Asian markets were generally weak at the start of the period under review. In February, these markets staged a brief comeback as investors, believing that the Asian crisis was abating, showed renewed interest in the region. The optimism was short-lived, however, and Asian markets turned in mixed performance in the ensuing months. A weakening Japanese economy, political upheaval and rioting in Indonesia, and nuclear testing by India and Pakistan all contributed to poor market performance.

                   Performance Review

                   From January 12, 1998 through June 30, 1998, the Fund gen-erated a 19.50% cumulative total return. Over the same time period, the Fund's benchmark, the Financial Times Actuaries Euro Pac Index (unhedged with dividends reinvested), gener-ated a cumulative total return of 18.35%.

                GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

         The Fund's strong performance versus the benchmark during the fiscal period can be attributed primarily to successful stock selection across regions.

         Investment Objective

         The Fund seeks long-term capital growth, primarily through equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States.

         Regional Allocations

         During the period under review, the Fund maintained an overweight position in Europe versus the benchmark. The presence of trends and events -- including good economic growth -- contributed to a strong market in this region.

         Conversely, the Fund was underweight in Asia and Japan. In Asia, the team chose to concentrate the Fund's holdings in Australia and New Zealand in view of the ongoing economic problems in other countries within the region. In Japan, an unfavorable earnings outlook prompted the team to maintain an underweight position throughout the period.

         Portfolio Composition

         As of June 30, 1998, 94.8% of the Fund was invested in equity securities, with the remaining portion in cash.

         Top 10 Portfolio Holdings as of June 30, 1998*

                                                                 PERCENTAGE OF
         COMPANY              COUNTRY     LINE OF BUSINESS        NET ASSETS
         -------              -------     ----------------       -------------
         Rentokil Initial
          PLC                 UK          Business Services           4.4%
         Aegon NV             Netherlands Insurance                   4.0
         Securitas AB         Sweden      Business Services           3.7
         Bank of Ireland      Ireland     Banks                       3.6
         Telecom Italia Mo-
          bile SPA            Italy       Utilities                   3.4
         ForeningsSparbanken
          AB                  Sweden      Banks                       3.3
         Ver Ned Uitgevers
          (VNU)               Netherlands Media & Communications      3.3
         Misys PLC            UK          Business Services           3.2
         Adecco SA            Switzerland Business Services           2.9
         Adidas Solomon AG    Germany     Textiles                    2.9

         * The top 10 holdings may not be representative of the Fund's future investments.

         Portfolio Highlights


         .Securitas (Sweden) -- A pan-European security services com-pany, Securitas has demonstrated strong cash generation and earnings growth due to good underlying structural demand for increasingly sophisticated, higher value-added security services. Moreover, the company has the advantage of operating in a highly fragmented marketplace, providing significant reinvestment opportunities through acquisition.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

   Shareholder Letter

   June 30, 1998 (Unaudited)

                  .SMC (Japan) -- SMC's management has implemented a strategy that is focused on expanding its global sales network, a move that has already contributed to the company's rising market share in the business of manufacturing pneumatic control devices.

                  .Nintendo (Japan) -- Nintendo, one of the largest video game manufacturers in the industry, has the potential to demon-strate strong earnings growth over the next few years as new games software for the company's Nintendo-64 platform is introduced.

                   Key New Acquisitions

                  .VNU (Netherlands) -- Based in Holland, VNU is a successful publisher of consumer magazines and regional newspapers. Presently, the company is expanding its operations into new areas of growth -- most notably marketing information serv-ices and telephone directories.

                  .Yamanouchi Pharmaceutical (Japan) -- Management at
                   Yamanouchi, the developer of the anti-ulcer drug famotidine, has grown more focused on improving the company's returns on capital. Further adding to the attrac-tiveness of the company is the fact that Yamanouchi is cur-rently in the process of developing several new drugs with global potential.

                  .Select Appointments (UK) -- A leading global provider of
                   specialist temporary staffing services, Select Appointments is focused on attractive growth areas such as information technology, accountancy, legal, medical and teaching per-sonnel. These industries tend to have higher operating profitability and lower cyclicality than those catered to by traditional blue-collar temporary employment services. Furthermore, the company is run by a skilled management team that has successfully reinvested in the business both internally and through acquisition, effecting some 40 transactions of smaller staffing services companies over the past five years.

                   Outlook

                  .Europe -- Presently, of the markets in which the Fund in-
                   vests, the management team remains most positive on Europe. Europe's economic prospects are strong, and ongoing re-structuring among European businesses is generating strong corporate earnings. Moreover, the team believes that there will be a considerable amount of merger and acquisition ac-tivity, both pre- and post-monetary union, as European businesses seek critical mass in a single European market. Fund management believes this activity will be most evident within the financial sector, as banks stand to lose the protection of national currency franchises and face the threat of disintermediation, due to the development of a deep and liquid European corporate bond market. Finally, the laws of supply and demand should also work in European stocks' favor. Presently, national pension systems in Eu-rope are underfunded, and governments are increasingly en-couraging individuals to invest privately in mutual funds for retirement -- in effect, creating an "equity culture." At the same time, equity supply in Europe is tightening as more and more European companies are participating in share buyback programs. These two factors combined should further bode well for European equity market performance.

                GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

                  .Japan -- In Japan, corporate earnings for the fiscal year ended March 1998 came in somewhat lower than previously an-ticipated. This was primarily due to a rapid slowdown in the domestic economy and the deterioration in Asian econo-mies during the second half of the year. Although the earn-ings outlook does not look promising for the first half of this year, the Fund's management team expects profit levels to edge up in the second half, especially for electronics-related companies against the backdrop of expected recovery in the personal computer market during the latter part of the year. The team is less sanguine about domestic demand related stocks, for it believes strong recovery in the do-mestic market is not yet in the offing. Therefore, the team will limit its exposure to domestic stocks that possess at-tractive valuations. It is worth noting that a growing num-ber of the Japanese companies have announced their intentions to change their Articles of Incorporation to buy back shares. The Fund's managers believe it is a positive sign that a growing number of Japanese companies have grad-ually become conscious of the advancement of shareholders' value, which should be supportive of the equity market in the long run.

                  .Asia -- In the near-term, the team intends to keep a close eye on markets in Asia. Although it expects that the pace of bankruptcy and balance sheet restructuring will in-crease -- which is positive for the region over the long term -- a weakening yen is a near-term negative for the re-gion's currencies and markets. Therefore, the team intends to maintain its defensive investment stance. To this end, it will continue to focus on companies with strong balance sheets and dominant business franchises.

                   Goldman Sachs Asset Management thanks you for your invest-ment and looks forward to your continued confidence.

                   Goldman Sachs International Equity Management Team


                   June 30, 1998

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

  Statement of Investments

  June 30, 1998 (Unaudited)

  Shares Description                                                 Value

  COMMON STOCKS - 90.0%
  AUSTRALIAN DOLLAR - 3.2%
  21,400 Fosters Brewing Group, LTD. (Alcohol)                  $   50,479
   1,700 Lend Lease Corp. (Financial Services)                      34,455
   6,950 Tab Corp Holdings, Ltd. (Entertainment & Leisure)          35,592
  11,000 Tab, Ltd. (Entertainment & Leisure)*                       16,251
  13,400 Westpac Banking Corp. (Banks)                              81,933
   7,300 Woodside Petroleum, Ltd. (Oil & Gas Services)              36,524
  18,900 Woolworths, Ltd. (Food & Grocery)                          61,594
                                                                ----------
                                                                   316,828
 -------------------------------------------------------------------------
  BRITISH POUND STERLING - 17.7%
  18,766 Electrocomponents (Electronics)                           147,268
  16,934 Great Universal Stores PLC (Retail)                       223,370
   9,340 Hays PLC (Business Services)                              156,730
   7,751 Lloyds TSB Group PLC (Banks)                              108,517
   5,508 Misys PLC (Business Services)                             313,148
  60,087 Rentokil Initial PLC (Business Services)                  432,411
   9,261 Select Appointments Holdings PLC (Business Services)      132,209
  12,114 Siebe (Engineering)                                       242,114
                                                                ----------
                                                                 1,755,767
 -------------------------------------------------------------------------
  DANISH KRONE - 0.7%
     515 Novo Nordisk A/S (Healthcare Management)                   71,071
 -------------------------------------------------------------------------
  DEUTSCHEMARK - 2.9%
   1,649 Adidas Solomon AG (Textiles)                              287,566
 -------------------------------------------------------------------------
  FRENCH FRANC - 10.8%
     737 Alcatel Alsthom (Cie Gen El) (Computers/Office)           150,065
   1,709 Credit Local de France (Financial Services)               230,102
   1,978 Elf Aquitaine (Energy)                                    278,098
   2,325 SGS Thomson Microelectronics (Electronics)*               164,789
   1,181 Societe Generale (Financial Services)                     245,549
                                                                ----------
                                                                 1,068,603
 -------------------------------------------------------------------------
  HONG KONG DOLLAR - 1.6%
  23,500 Asia Satellite Telecom Holdings (Utilities)                38,823
  10,000 Cheung Kong Holdings, Ltd. (Real Estate)                   49,174
  17,000 Dao Heng Bank Group, Ltd. (Banks)                          24,135
  13,500 Hong Kong Electric Holdings (Utilities)                    41,817
                                                                ----------
                                                                   153,949
 -------------------------------------------------------------------------
  IRISH POUND - 3.5%
  17,221 Bank of Ireland (Banks)                                   352,395
 -------------------------------------------------------------------------
  ITALIAN LIRA - 3.7%
   3,085 Arnoldo Mondadori Editore (Media & Communications)         36,463
  54,660 Telecom Italia Mobile SPA (Utilities)                     334,405
                                                                ----------
                                                                   370,868
 -------------------------------------------------------------------------
  JAPANESE YEN - 17.8%
   2,900 Aderans Company, Ltd. (Retail)                             63,759
   6,000 Canon, Inc. (Computers/Office)                            136,689
   1,900 Circle K Japan Co. (Retail)                                66,370
   3,400 Ito En, Ltd. (Food & Beverages)                           105,735
   7,000 Kokuyo Company, Ltd. (Computers/Office)                   118,970
   3,000 Max Co. (Electronics)                                      26,166
   4,000 Mirai Industry Company, Ltd. (Electronics)                 33,702
  24,000 Mitsui Marine & Fire (Insurance)                          120,981
  12,000 NGK Insulators, Ltd. (Auto Components)                    104,578
   1,500 Nintendo Corp., Ltd. (Entertainment & Leisure)            139,401
   1,000 Rohm Co. (Electronics)                                    103,059
   5,000 Sankyo Co. (Financial Services)                           114,269
   2,200 Shimachu Co. (Retail)                                      36,277
   1,700 SMC Corp. (Machinery)                                     129,710
   3,000 Takefuji Corp. (Financial Services)                       138,859
   2,000 TDK Corp. (Consumer Goods)                                148,261
   7,000 Toppan Forms Company, Ltd. (Printing)                      91,734
   4,000 Yamanouchi Pharmaceutical (Pharmaceuticals)                83,605
                                                                ----------
                                                                 1,762,125
 -------------------------------------------------------------------------
  NETHERLANDS GUILDER - 9.1%
   4,527 Aegon NV (Insurance)                                      394,185
     658 Baan Co. NV (Computers/Office)*                            23,662
   8,919 Ver Ned Uitgevers (Media & Communications)                324,248
   1,145 Wolters Kluwer (Media & Communications)                   157,267
                                                                ----------
                                                                   899,362
 -------------------------------------------------------------------------
  NEW ZEALAND DOLLAR - 0.6%
  18,300 Telecom Corp. of New Zealand I/R (Utilities)               39,232
   4,400 Telecom Corp. of New Zealand (Utilities)                   18,179
                                                                ----------
                                                                    57,411
 -------------------------------------------------------------------------
  PORTUGUESE ESCUDO - 1.9%
   8,246 Electricidade de Portugal SA (Electronics)                191,811
 -------------------------------------------------------------------------
  SINGAPORE DOLLAR - 0.4%
  22,000 Parkway Holdings, Ltd. (Conglomerates)                     38,255
 -------------------------------------------------------------------------

36  The accompanying notes are an integral part of these financial statements.

                GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

  Shares Description                                           Value

  COMMON STOCKS - (CONTINUED)
  SPANISH PESETA - 2.3%
   8,946 Banco Santander SA (Banks)                               $  228,973
 ---------------------------------------------------------------------------
  SWEDISH KRONA - 9.0%
   7,136 Ericsson Telecommunications (Computers/Office)              208,461
   7,394 Securitas AB (Business Services)                            362,005
  10,795 ForeningsSparbanken AB                                      324,824
                                                                  ----------
                                                                     895,290
 ---------------------------------------------------------------------------
  SWISS FRANC - 4.8%
     632 Adecco SA (Business Services)                               285,471
     114 Novartis AG (Healthcare Management)                         190,013
                                                                  ----------
                                                                     475,484
 ---------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $7,984,093)                                               $8,925,758
 ---------------------------------------------------------------------------
  PREFERRED STOCKS - 4.8%
  DEUTSCHEMARK - 4.8%
   1,078 Fresenius AG (Healthcare Management)                     $  204,428
   2,700 Henkel KGAA - Vorzug (Chemical Products)                    267,238
                                                                  ----------
                                                                     471,666
 ---------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS
  (COST $392,316)                                                 $  471,666
 ---------------------------------------------------------------------------
  RIGHTS - 0.0%
  SWISS FRANC - 0.0%
   2,895 Adecco SA* (Business Services)                           $        0
 ---------------------------------------------------------------------------
  TOTAL RIGHTS
  (COST $0)                                                       $        0
 ---------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $8,376,409)(A)                                            $9,397,424
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
  FEDERAL INCOME TAX INFORMATION: Gross unrealized gain
   for investments in which value exceeds cost                    $1,297,533
  Gross unrealized loss for investments in which
   cost exceeds value                                               (276,518)
 ---------------------------------------------------------------------------
  Net unrealized gain                                             $1,021,015
 ---------------------------------------------------------------------------
  *  Non-income producing security.
 (a) The amount stated also represents aggregate cost for federal income tax purposes.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

  COMMON AND PREFERRED STOCK
  INDUSTRY CONCENTRATIONS
  Alcohol                                                                0.5%
  Auto Components                                                        1.1
  Banks                                                                 11.3
  Business Services                                                     17.0
  Chemical Products                                                      2.7
  Computers/Office                                                       6.4
  Conglomerates                                                          0.4
  Consumer Goods                                                         1.5
  Electronics                                                            6.7
  Energy                                                                 2.8
  Engineering                                                            2.5
  Entertainment & Leisure                                                1.9
  Financial Services                                                     7.7
  Food & Beverages                                                       1.1
  Food & Grocery                                                         0.6
  Healthcare Management                                                  4.7
  Insurance                                                              5.2
  Machinery                                                              1.3
  Media & Communications                                                 5.2
  Oil & Gas Services                                                     0.4
  Pharmaceuticals                                                        0.8
  Printing                                                               0.9
  Real Estate                                                            0.5
  Retail                                                                 3.9
  Textiles                                                               2.9
  Utilities                                                              4.8
 ---------------------------------------------------------------------------
  TOTAL COMMON AND PREFERRED STOCKS                                     94.8%
 ---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.   37

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL INCOME FUND

 Shareholder Letter

 June 30, 1998 (Unaudited)

 Dear Shareholders,
 ON BEHALF OF GOLDMAN SACHS, IT IS A PLEASURE TO WELCOME YOU AS A SHAREHOLDER IN THE GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL INCOME FUND.

 IN THE FUTURE, YOU WILL RECEIVE ANNUAL AND SEMIANNUAL REPORTS THAT DESCRIBE THE FUND'S PERFORMANCE, AS WELL AS INFORMATION REGARDING SPECIFIC HOLDINGS. THIS SEMIANNUAL REPORT COVERS THE SHORT PERIOD FROM JANUARY 12, 1998, WHEN THE FUND BEGAN OPERATIONS, THROUGH JUNE 30, 1998.

                   Market Review

                  .DOLLAR BLOC -- Late in 1997, U.S. bond prices rose as fixed income securities became the investment of choice in the aftermath of Asia's financial crisis. The rally continued into 1998, helped along by, among other factors, a strengthening U.S. dollar. By period-end, however, it was apparent that Asia's impact was less severe than anticipat-ed. Interest in domestic bonds waned somewhat as volatility in overseas markets subsided. Elsewhere in the dollar bloc, Canadian bonds, after a period of good performance, fared poorly as Canada's Central Bank increased rates to support a declining dollar. Australian and New Zealand markets also faltered, in part due to New Zealand's declining dollar and a downgrade in Australia's foreign debt rating.

                  .EUROPE -- Late in 1997, Europe's bond markets rallied fol-
                   lowing an announcement by German officials that European Monetary Union (EMU) short-term interest rates would con-verge at the lower level of the core markets. The rallies continued into the new year, reinforced in part by "softer" retail sales data and lower-than-expected gross domestic product data. Italy was the exception, as ongoing concerns about its suitability as a member of EMU adversely affected its bond market.

                  .JAPAN -- Continued troubles within the banking sector were a significant factor behind Japan's poor bond market per-formance. After a brief journey into positive territory in December, the market would turn in a poor showing in the wake of the resignation of the Minister of Finance and amid assumptions that measures of fiscal stimulus were in the offing. When the long-awaited economic stimulus package was finally released, it was viewed skeptically. Although the package was larger than anticipated, significant doubt re-mained as to whether it could lead to Japan's long-term re-covery.

                   Performance Review

                   From January 12, 1998 through June 30, 1998, the Fund gen-erated a 2.70% cumulative total return. Over the same time period, the Fund's benchmark, the JP Morgan Global Govern-ment Bond Index (hedged), generated a cumulative total re-turn of 4.98%.

                       GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL INCOME FUND

              Investment Objective

              The Fund seeks high total return, emphasizing current in-come and, to a lesser extent, providing opportunities for capital appreciation, primarily through investments in high quality fixed income securities of U.S. and foreign issuers and foreign currencies.

              Portfolio Positioning

              At the onset of the period, the Fund held a neutral posi-tion in Europe relative to the benchmark. As the period drew to a close, the position was increased to an overweighting to better situate the Fund to take advantage of the ongoing strength of the European bond markets. Like-wise, the Fund's position in the dollar bloc countries was neutral at the start of the period. By period-end, however, the position shifted to an underweighting as continued ro-bust economic growth and labor market strength led to con-cerns of increasing inflationary pressures in the U.S., thus setting the stage for a potential interest rate hike. In Japan, the Fund's position was underweight versus the benchmark early in the period, but was increased to an overweighting in order to take advantage of the deteriora-tion in Japanese economic activity. At the close of the pe-riod, this position was again underweighted, reflecting the Fund management team's preference to focus instead on the opportunities in Europe.

              Portfolio Composition

              Top 10 Portfolio Holdings as of June 30, 1998*

                                                                 PERCENTAGE OF
              BONDS DENOMINATION                                  NET ASSETS
              ------------------                                 -------------
              U.S. Dollar                                            23.7%
              British Pound Sterling                                 17.5
              Japanese Yen                                           12.1
              German Deutschemark                                     9.0
              French Franc                                            6.8
              Danish Krone                                            6.4
              Italian Lira                                            5.9
              Australian Dollar                                       5.1
              Spanish Peseta                                          3.7
              Canadian Dollar                                         2.0

              * The top 10 holdings may not be representative of the Fund's future investments.

              Portfolio Highlights

             .GERMAN 10-YEAR MATURITIES -- In the German market, the Fund's management team invested primarily in 10-year matu-rities, as the relatively steep yield curve offered favora-ble running yields (the difference between short rates and, in this case, 10-year rates). The slope of the curve re-flected a 75-basis point rate increase discounted by the market in anticipation of the introduction of the Euro on January 1, 1999. The steep yield curve also led to an over-weight position in German bonds versus other European mar-kets, to better capture the higher running yield.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL INCOME FUND

  Shareholder Letter

  June 30, 1998 (Unaudited)

                  .DANISH GOVERNMENT BONDS -- Uncertainty regarding whether or not Denmark will become an early member of EMU prompted a sell-off in this market during the period. Goldman Sachs Asset Management's team of portfolio managers viewed this as an opportunity to purchase Danish government bonds. Cur-rently, polls continue to suggest that the referendum on EMU will be passed. More importantly, favorable economic fundamentals support a tightening in the spread.

                  .JAPANESE BONDS -- The Fund held a broad range of yen-denom-
                   inated bonds throughout the period. Despite yields reaching new all-time lows, Japan faces enormous economic structural changes. The team believes these changes will continue to place downward pressure on an already severely depressed economy. In turn, this could lead to further deflationary pressures that could force the Bank of Japan to maintain an accommodative monetary policy stance for the foreseeable future. In view of this, the team intends to maintain an underweight position in Japanese Bonds.

                   Key New Acquisitions

                  .European Spread Products--The team purchased European
                   spread products (non-government bonds issued by government-backed entities) during the period, focusing on those that it believes will have broad-based appeal as European coun-tries are united under EMU. The elimination of different currencies will put an end to exchange rate risk, and should encourage investors to look beyond national bounda-ries to investments in other countries. Among the issuers that should benefit are the heavily government-owned util-ity companies, as well as banks that provide export financ-ing.

                   Outlook

                   Going forward, the Fund management team views the U.S. mar-ket cautiously, given an increase in the risk that the Fed-eral Reserve Board will move to tighten interest rates during the summer. With this in mind, the team intends to continue to underweight this position versus the benchmark. Conversely, the team intends to maintain an overweight po-sition in Europe, as it views these markets positively. In-flationary pressures are less obvious than those in the U.S., most notably in the labor market, and therefore, in-terest rates are likely to remain on hold. Finally, as pre-viously mentioned (see "Portfolio Highlights"), the team intends to maintain an underweight position in Japan.

                   Goldman Sachs Asset Management thanks you for your invest-ment and looks forward to your continued confidence.

                   Goldman Sachs Global Income Management Team

                   June 30, 1998

                       GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL INCOME FUND

  Statement of Investments

  June 30, 1998 (Unaudited)

     PRINCIPAL              INTEREST                   MATURITY
       AMOUNT                 RATE                       DATE                          VALUE

  DEBT OBLIGATIONS - 68.6%
  AUSTRALIAN DOLLAR - 5.1%
  Commonwealth of Australia
  AUD     350,000            8.75%                     08/15/08(b)                   $  269,371
 ----------------------------------------------------------------------------------------------
  BRITISH POUND STERLING - 17.5%
  Abbey National Treasury
  BPS     100,000            8.00%                     04/02/03(b)                   $  174,558
  United Kingdom Treasury
          200,000            6.75                      11/26/04(b)                      345,732
          100,000            7.75                      09/08/06(b)                      185,426
          100,000            9.00                      08/06/12(b)                      217,738
                                                                                     ----------
                                                                                     $  923,454
 ----------------------------------------------------------------------------------------------
  CANADIAN DOLLAR - 2.0%
  Government of Canada
  CAD     150,000            6.00%                     06/01/08(b)                   $  106,928
 ----------------------------------------------------------------------------------------------
  DANISH KRONE - 6.4%
  Kingdom of Denmark
  DKK     400,000            8.00%                     03/15/06(b)                   $   69,597
  Kingdom of Germany
        1,600,000            8.00                      05/15/03(b)                      266,163
                                                                                     ----------
                                                                                     $  335,760
 ----------------------------------------------------------------------------------------------
  DEUTSCHEMARK - 9.0%
  Baden Wuerttemberg L Finance
  DEM     200,000            5.38%                     02/05/10(b)                   $  113,338
  Federal Republic of Germany
          100,000            6.50                      07/15/03(b)                       60,511
          200,000            5.38                      02/22/99(b)                      112,013
          300,000            6.25                      01/04/24(b)                      187,042
                                                                                     ----------
                                                                                     $  472,904
 ----------------------------------------------------------------------------------------------
  FRENCH FRANC - 6.9%
  Government of France
  FRF     800,000            4.75%                     03/12/02(b)                   $  134,176
        1,300,000            5.50                      10/25/07(b)                      226,038
                                                                                     ----------
                                                                                     $  360,214
 ----------------------------------------------------------------------------------------------
  ITALIAN LIRA - 5.9%
  Republic of Italy
  ITL 400,000,000            8.50%                     08/01/04(b)                   $  267,680
       70,000,000            6.75                      07/01/07(b)                       44,299
                                                                                     ----------
                                                                                     $  311,979
 ----------------------------------------------------------------------------------------------
  JAPANESE YEN - 12.1%
  Asian Development Bank
  JPY  20,000,000            5.63%                     02/18/02(b)                   $  168,529
  Federal National Mortgage Association
       20,000,000            2.13                      10/09/07(b)                      150,575
  Government of Spain
       30,000,000            3.10                      09/20/06(b)                      243,693
  International Bank For Reconstruction and Development
       10,000,000            2.00                      02/18/08(b)                       74,989
                                                                                     ----------
                                                                                     $  637,786
 ----------------------------------------------------------------------------------------------
  SPANISH PESETA - 3.7%
  Government of Spain
  ESP  25,000,000            10.30%                    06/15/02(b)                   $  196,434
 ----------------------------------------------------------------------------------------------
  TOTAL DEBT OBLIGATIONS
  (COST $3,608,140)                                                                  $3,614,830
 ----------------------------------------------------------------------------------------------
 CORPORATE BONDS - 14.4%
  Bayerische Landesbank Girozent
  USD     250,000             6.63%                    06/25/07                      $  260,805
  Ford Motor Credit Corp.
          200,000             6.13                     04/28/03(b)                      200,014
  Merrill Lynch and Co., Inc.
          100,000             6.00                     02/12/03(b)                       99,612
  Nederlandse Waterschapsbank
          100,000             6.13                     02/13/08(b)                      100,600
  Ontario Hydro
          100,000             6.10                     01/30/08(b)                      100,060
 ----------------------------------------------------------------------------------------------
  TOTAL CORPORATE BONDS
  (COST $763,361)                                                                    $  761,091
 ----------------------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS - 9.3%
  United States Treasury Bonds
  USD     100,000             6.75%                    08/15/26(b)                   $  114,484
  United States Treasury Notes
          100,000             6.25                     02/15/03(b)                      102,906
          250,000             7.00                     07/15/06(b)                      273,007
 ----------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $489,116)                                                                    $  490,397
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $4,860,617)(A)                                                               $4,866,318
 ----------------------------------------------------------------------------------------------

  FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for investments in which value exceeds cost     $41,946
  Gross unrealized loss for investments in which cost exceeds value     (36,245)
 ------------------------------------------------------------------------------
  Net unrealized gain                                                    $5,701
 ------------------------------------------------------------------------------
 (a) The amount stated also represents aggregate cost for federal income tax purposes.
 (b) The security is being segregated as collateral for forward foreign currency exchange contracts.
 (c) The principal amount of each security is stated in the currency in which the bond is denominated. See below:

  AUD=Australian Dollar                    FRF=French Franc
  BPS=British Pound Sterling               ITL=Italian Lira
  CAD=Canadian Dollar                      JPY=Japanese Yen
  DKK=Danish Krone                         ESP=Spanish Peseta
  DEM=Deutschemark                         USD=United States Dollar

 Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.    41

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statements of Assets and Liabilities

June 30, 1998 (Unaudited)

                                                                  GROWTH AND
                                                                 INCOME FUND

 ASSETS:

  Investment in securities, at value (identified cost
  $6,149,740, $6,018,995, $5,393,036, $5,010,939, $3,124,450,
  $2,753,610, $8,376,409 and $4,860,617)                          $6,198,596
  Cash, at value                                                      30,912
  Receivables:
   Investment securities sold                                          8,799
   Forward foreign currency exchange contracts                            --
   Fund shares sold                                                   90,714
   Dividends and interest, at value                                    9,737
  Deferred organization expenses, net                                 19,746
  Other assets                                                            --
 ---------------------------------------------------------------------------
  TOTAL ASSETS                                                     6,358,504
 ---------------------------------------------------------------------------

 LIABILITIES:

  Payables:
   Investment securities purchased                                   185,374
   Forward foreign currency exchange contracts                            --
   Fund shares repurchased                                                --
   Management fees                                                     3,204
   Transfer Agent fees                                                 4,816
   Variation margin                                                    7,875
  Accrued expenses and other liabilities                              25,277
 ---------------------------------------------------------------------------
  TOTAL LIABILITIES                                                  226,546
 ---------------------------------------------------------------------------

 NET ASSETS:

  Paid-in capital                                                  5,890,817
  Accumulated undistributed net investment income                     29,592
  Accumulated undistributed net realized gain (loss) on
  investment and futures transactions                                145,129
  Accumulated net realized foreign currency gain (loss)                   --
  Net unrealized gain (loss) on investment and futures                66,420
  Net unrealized gain on translation of assets and liabilities
  denominated in foreign currencies                                      --
 ---------------------------------------------------------------------------
  NET ASSETS                                                      $6,131,958
 ---------------------------------------------------------------------------
  Total shares of beneficial interest outstanding, no par value
  (unlimited shares authorized)                                      538,433
  Net asset value and redemption price per share                  $    11.39
 ---------------------------------------------------------------------------

42  The accompanying notes are an integral part of these financial statements.

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

    CORE U.S.   CORE LARGE CAP CORE SMALL CAP      CAPITAL      MID CAP  INTERNATIONAL      GLOBAL
  EQUITY FUND      GROWTH FUND    EQUITY FUND  GROWTH FUND  EQUITY FUND    EQUITY FUND INCOME FUND


   $6,602,084       $5,967,000     $5,291,828   $3,216,594   $2,622,078     $9,397,424  $4,866,318
       24,756           99,682         33,685       81,409       40,522        392,518     273,794
           --               --             --           --           --        108,650          --
           --               --             --           --           --         35,998      94,465
       14,108           51,624             --       20,999       20,258         24,948          --
        6,233            3,381          1,558        2,195        2,433         23,200      90,310
       19,950           19,950         19,950       20,366       20,372         19,745      19,745
        6,374            6,238         13,369        9,018       11,439         14,209       4,384
 --------------------------------------------------------------------------------------------------
    6,673,505        6,147,875      5,360,390    3,350,581    2,717,102     10,016,692   5,349,016
 --------------------------------------------------------------------------------------------------


           --               --             --       33,640       51,050         52,243          --
           --               --             --           --           --         16,472      46,718
           --               --            127           --           --             12          36
        3,574            3,313          3,215        1,893        1,392          7,974       3,880
        7,096            3,590          2,791        4,630        4,574          3,635       4,883
           --               --             --           --          758             --          --
       17,342           16,486         17,302       34,659       34,330         22,651      21,160
 --------------------------------------------------------------------------------------------------
       28,012           23,389         23,435       74,822       92,104        102,987      76,677
 --------------------------------------------------------------------------------------------------


    5,985,956        5,483,019      5,077,544    3,186,627    2,745,381      8,620,129   5,137,274
       18,734            5,948         13,031        4,032        6,411         48,621     107,342
       57,714           61,555        (34,509)      (7,044)       5,496        185,612     (15,355)
           --               --             --           --           --         26,535     (25,207)
      583,089          573,964        280,889       92,144     (132,290)     1,021,015       5,701
           --               --             --           --           --         11,793      62,584
 --------------------------------------------------------------------------------------------------
   $6,645,493       $6,124,486     $5,336,955   $3,275,759   $2,624,998     $9,913,705  $5,272,339
 --------------------------------------------------------------------------------------------------
      590,045          543,893        507,314      318,684      279,403        829,706     513,433
   $    11.26       $    11.26     $    10.52   $    10.28   $     9.40     $    11.95  $    10.27
 --------------------------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statements of Operations

For the Period Ended June 30, 1998(a) (Unaudited)

                                                       GROWTH AND
                                                      INCOME FUND
  INVESTMENT INCOME(B):
  Dividends                                              $ 27,298
  Interest                                                 16,399
 ----------------------------------------------------------------
  TOTAL INCOME                                             43,697
 ----------------------------------------------------------------
  EXPENSES:
  Management fees                                          11,754
  Custodian fees                                           18,081
  Transfer agent fees                                      12,033
  Professional fees                                        15,988
  Amortization of deferred organization expenses              961
  Trustee fees                                              2,489
  Other                                                     4,928
 ----------------------------------------------------------------
  TOTAL EXPENSES                                           66,234
 ----------------------------------------------------------------
  Less -- expenses reimbursed by Goldman Sachs            (52,129)
 ----------------------------------------------------------------
  NET EXPENSES                                             14,105
 ----------------------------------------------------------------
  NET INVESTMENT INCOME                                    29,592
 ----------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT,
  FUTURES AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
   Investment transactions                                 83,445
   Futures transactions                                    61,684
   Foreign currency related transactions                       --
  Net change in unrealized gain (loss) on:
   Investments                                             48,856
   Futures                                                 17,564
   Translation of assets and liabilities denominated
  in foreign currencies                                        --
 ----------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT, FUTURES AND FOREIGN CURRENCY
  TRANSACTIONS                                            211,549
 ----------------------------------------------------------------
  NET INCREASE (DECREASE) IN ASSETS RESULTING FROM
  OPERATIONS                                             $241,141
 ----------------------------------------------------------------

 (a) The Growth and Income, International Equity and Global Income Funds commenced operations on January 12, 1998; the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds commenced operations on February 13, 1998; the Capital Growth and Mid Cap Equity Funds commenced operations on April 30, 1998 and May 1, 1998, respectively.
 (b) For the Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, Mid Cap Equity, International Equity and Global Income Funds, taxes withheld on dividends and interests were $112, $255, $147, $24, $12,321 and $1,858, respectively.

44  The accompanying notes are an integral part of these financial statements.

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

    CORE U.S.   CORE LARGE CAP  CORE SMALL CAP      CAPITAL      MID CAP  INTERNATIONAL       GLOBAL
  EQUITY FUND      GROWTH FUND     EQUITY FUND  GROWTH FUND  EQUITY FUND    EQUITY FUND  INCOME FUND

     $ 29,575         $ 17,336        $ 26,377     $  6,063    $   5,366     $   80,383     $     --
        6,183            5,228           4,631        2,580        4,323         13,421      132,208
 ----------------------------------------------------------------------------------------------------
       35,758           22,564          31,008        8,643        9,689         93,804      132,208
 ----------------------------------------------------------------------------------------------------
       14,896           14,544          14,989        3,843        2,761         36,146       21,314
       19,872           14,221          20,373        7,190        6,907         42,100       17,677
       10,425            8,065          10,425        4,630        4,574          9,474       12,021
       14,270           14,271          14,270        8,219        8,120         16,710       18,006
          756              756             756          340          334            961          961
        2,221            2,222           2,222        1,307        1,291          2,489        2,489
        4,399            4,399           4,283        2,585        2,555          4,931        4,926
 ----------------------------------------------------------------------------------------------------
       66,839           58,478          67,318       28,114       26,542        112,811       77,394
 ----------------------------------------------------------------------------------------------------
      (49,815)         (41,862)        (49,341)     (23,503)     (23,264)       (67,628)     (52,528)
 ----------------------------------------------------------------------------------------------------
       17,024           16,616          17,977        4,611        3,278         45,183       24,866
 ----------------------------------------------------------------------------------------------------
       18,734            5,948          13,031        4,032        6,411         48,621      107,342
 ----------------------------------------------------------------------------------------------------

       57,714           61,555         (34,509)      (7,044)         229        185,612      (15,355)
           --               --              --           --        5,267             --           --
           --               --              --           --           --         26,535      (25,207)
      583,089          573,964         280,889       92,144     (131,532)     1,021,015        5,701
           --               --              --           --         (758)            --           --
           --               --              --           --           --         11,793       62,584
 ----------------------------------------------------------------------------------------------------
      640,803          635,519         246,380       85,100     (126,794)     1,244,955       27,723
 ----------------------------------------------------------------------------------------------------
     $659,537         $641,467        $259,411     $ 89,132    $(120,383)    $1,293,576     $135,065
 ----------------------------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets

For the Period Ended June 30, 1998(a) (Unaudited)

                                                                   GROWTH AND
                                                                       INCOME
                                                                         FUND
  FROM OPERATIONS:
  Net investment income                                            $   29,592
  Net realized gain (loss) on investment and futures transactions     145,129
  Net realized gain (loss) on foreign currency related
   transactions                                                            --
  Net change in unrealized gain (loss) on investments and futures      66,420
  Net change in unrealized gain on translation of assets and
   liabilities denominated in foreign currencies                           --
 -----------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     241,141
 -----------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Proceeds from sales of shares                                     5,795,832
  Reinvestment of dividends and distributions                              --
  Cost of shares repurchased                                           (5,015)
 -----------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS      5,790,817
 -----------------------------------------------------------------------------
  TOTAL INCREASE                                                    6,031,958
 -----------------------------------------------------------------------------
  NET ASSETS:
  Beginning of period                                                 100,000
 -----------------------------------------------------------------------------
  End of period                                                    $6,131,958
 -----------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                  $   29,592
 -----------------------------------------------------------------------------
  SUMMARY OF SHARE TRANSACTIONS:
  Shares sold                                                         538,857
  Shares repurchased                                                     (424)
 -----------------------------------------------------------------------------
  TOTAL                                                               538,433
 -----------------------------------------------------------------------------

 (a) The Growth and Income, International Equity and Global Income Funds commenced operations on January 12, 1998; the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds commenced operations on February 13, 1998; the Capital Growth and Mid Cap Equity Funds commenced operations on April 30, 1998 and May 1, 1998, respectively.

46  The accompanying notes are an integral part of these financial statements.

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

                                                 CAPITAL
    CORE U.S.   CORE LARGE CAP CORE SMALL CAP     GROWTH      MID CAP  INTERNATIONAL      GLOBAL
  EQUITY FUND      GROWTH FUND    EQUITY FUND       FUND  EQUITY FUND    EQUITY FUND INCOME FUND
  $   18,734      $    5,948     $   13,031   $    4,032  $    6,411    $   48,621   $  107,342
      57,714          61,555        (34,509)      (7,044)      5,496       185,612      (15,355)
          --              --             --           --          --        26,535      (25,207)
     583,089         573,964        280,889       92,144    (132,290)    1,021,015        5,701
          --              --             --           --          --        11,793       62,584
 -----------------------------------------------------------------------------------------------
     659,537         641,467        259,411       89,132    (120,383)    1,293,576      135,065
 -----------------------------------------------------------------------------------------------
   5,987,293       5,483,865      5,077,671    3,186,627   2,753,752     8,635,141    5,137,479
          --              --             --           --          --            --           --
      (1,337)           (846)          (127)          --      (8,371)      (15,012)        (205)
 -----------------------------------------------------------------------------------------------
   5,985,956       5,483,019      5,077,544    3,186,627   2,745,381     8,620,129    5,137,274
 -----------------------------------------------------------------------------------------------
   6,645,493       6,124,486      5,336,955    3,275,759   2,624,998     9,913,705    5,272,339
 -----------------------------------------------------------------------------------------------
          --              --             --           --          --            --           --
 -----------------------------------------------------------------------------------------------
  $6,645,493      $6,124,486     $5,336,955   $3,275,759  $2,624,998    $9,913,705   $5,272,339
 -----------------------------------------------------------------------------------------------
  $   18,734      $    5,948     $   13,031   $    4,032  $    6,411    $   48,621   $  107,342
 -----------------------------------------------------------------------------------------------
     590,165         543,972        507,326      318,684     280,253       830,957      513,453
        (120)            (79)           (12)           0        (850)       (1,251)         (20)
 -----------------------------------------------------------------------------------------------
     590,045         543,893        507,314      318,684     279,403       829,706      513,433
 -----------------------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Financial Highlights
Selected Data for a Share Outstanding

                                                    INCOME FROM
                                              INVESTMENT OPERATIONS(B)
                                      ----------------------------------------
                                                                 NET REALIZED
                                                                AND UNREALIZED
                                                  NET REALIZED     GAIN ON
                            NET ASSET            AND UNREALIZED    FOREIGN
                             VALUE,      NET     GAIN (LOSS) ON    CURRENCY
                            BEGINNING INVESTMENT  INVESTMENTS      RELATED
                            OF PERIOD   INCOME    AND FUTURES    TRANSACTIONS

 FOR THE PERIOD ENDED JUNE 30, 1998(A) (UNAUDITED)

 Growth and Income Fund      $10.00     $0.06        $1.33          $  --
 -----------------------------------------------------------------------------
 CORE U.S. Equity Fund        10.00      0.03         1.23             --
 -----------------------------------------------------------------------------
 CORE Large Cap Growth Fund   10.00      0.01         1.25             --
 -----------------------------------------------------------------------------
 CORE Small Cap Equity Fund   10.00      0.03         0.49             --
 -----------------------------------------------------------------------------
 Capital Growth Fund          10.00      0.01         0.27             --
 -----------------------------------------------------------------------------
 Mid Cap Equity Fund          10.00      0.02        (0.62)            --
 -----------------------------------------------------------------------------
 International Equity Fund    10.00      0.06         1.71           0.18
 -----------------------------------------------------------------------------
 Global Income Fund           10.00      0.21         0.04           0.02
 -----------------------------------------------------------------------------

 (a) The Growth and Income, International Equity and Global Income Funds commenced operations on January 12, 1998; the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds commenced operations on February 13, 1998; the Capital Growth and Mid Cap Equity Funds commenced operations on April 30, 1998 and May 1, 1998, respectively.
 (b) Includes the balancing effect of calculating per share amounts.
 (c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of period.
 (d) Annualized.

48    The accompanying notes are an integral part of these financial statements.

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

                                                                                RATIOS ASSUMING
                                                                                  NO EXPENSE
                                                                                REIMBURSEMENTS
                                                                          ---------------------------
                                                                                          RATIO OF
                                           RATIO                                             NET
                             RATIO        OF NET                  NET                    INVESTMENT
  NET ASSET                 OF NET      INVESTMENT             ASSETS AT    RATIO OF       INCOME
   VALUE,                  EXPENSES       INCOME     PORTFOLIO   END OF     EXPENSES      (LOSS) TO
   END OF       TOTAL     TO AVERAGE    TO AVERAGE   TURNOVER    PERIOD    TO AVERAGE      AVERAGE
   PERIOD     RETURN(C)  NET ASSETS(D) NET ASSETS(D)   RATE    (IN 000'S) NET ASSETS(D) NET ASSETS(D)
   $11.39       13.90 %      0.90%         1.89%         18%     $6,132       4.23%         (1.44)%
 ----------------------------------------------------------------------------------------------------
    11.26       12.60        0.80          0.88          16       6,645       3.14          (1.46)
 ----------------------------------------------------------------------------------------------------
    11.26       12.60        0.80          0.29          16       6,125       2.81          (1.72)
 ----------------------------------------------------------------------------------------------------
    10.52        5.20        0.90          0.65          20       5,337       3.37          (1.82)
 ----------------------------------------------------------------------------------------------------
    10.28        2.80        0.90          0.79           4       3,276       5.49          (3.80)
 ----------------------------------------------------------------------------------------------------
     9.40       (6.00)       0.95          1.86           5       2,625       7.69          (4.88)
 ----------------------------------------------------------------------------------------------------
    11.95       19.50        1.25          1.35          36       9,914       3.12          (0.52)
 ----------------------------------------------------------------------------------------------------
    10.27        2.70        1.05          4.53          92       5,272       3.27           2.31
 ----------------------------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST

 Notes to Financial Statements

 June 30, 1998 (Unaudited)

 1. ORGANIZATION

 Goldman Sachs Variable Insurance Trust (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940, as amended ("the Act") as an open-end, management investment company. The Trust includes Goldman Sachs Growth and Income Fund ("Growth and Income"), Goldman Sachs CORE U.S. Equity Fund ("CORE U.S. Equity"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth"), Goldman Sachs CORE Small Cap Equity Fund ("CORE Small Cap Equity"), Goldman Sachs Capital Growth Fund ("Capital Growth"), Goldman Sachs Mid Cap Equity Fund ("Mid Cap Equity"), Goldman Sachs International Equity Fund ("International Equity") and Goldman Sachs Global Income Fund ("Global Income"), collectively, "the Funds" or individually a "Fund". Each Fund, except the Global Income Fund is diversified under the Act. The Global Income Fund is a "non-diversified" Fund under the Act.
   Shares of the Trust may be purchased and held by separate accounts of par-ticipating life insurance companies for the purpose of funding variable annu-ity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make es-timates and assumptions that may affect the reported amounts.

 A. INVESTMENT VALUATION -- Securities listed on any U.S. or foreign stock ex-change or on the National Association of Securities Dealers Automated Quota-tions System ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation day, securities traded will be valued at the mean between the closing bid and asked prices. Over-the-counter securi-ties not quoted on NASDAQ will be valued at the last sale price on the valua-tion day or, if no sale occurs, at the mean between the last bid and asked price. Debt securities are valued at prices supplied by an independent pric-ing service, which reflect broker/dealer-supplied valuations and matrix pric-ing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Trust.

 B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on the trade date. Realized gains and losses on sales of invest-ments are calculated on the identified-cost basis. Dividend income is re-corded on the ex-dividend date. Dividends for which the fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. Interest income is determined on the basis of interest accrued, premium amortized and discount earned. Growth and Income and Global Income do not amortize premiums. In addition, it is the Funds' policy to accrue for estimated capital gains taxes on foreign securities held by the Funds subject to such taxes.

 C. FOREIGN CURRENCY TRANSLATIONS -- Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valu-ations, other assets and liabilities initially expressed in foreign curren-cies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

   Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign currency exchange gains and losses from the sale and holdings of foreign currencies and investments; (ii) gains and losses be-tween trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the differ-ence between amounts of interest and dividend recorded and the amounts actu-ally received.

 D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- International Equity and Global Income may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a fu-ture date as a hedge or cross-hedge against either specific transactions or portfolio positions. International Equity and Global Income may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any re-sulting unrealized gains or losses are recorded in each Fund's financial statements. The Funds record realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by de-livery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 E. MORTGAGE DOLLAR ROLLS -- The Global Income may enter into mortgage "dollar rolls" in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund bene-fits to the extent of any difference between the price received for the secu-rities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward pur-chase. The Fund will hold and maintain in a segregated account, until the settlement date, cash or liquid assets, high-grade debt securities in an amount equal to the forward purchase price. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate trans-action involving a sale.

 F. FUTURES CONTRACTS -- The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek an increase of total return.
   Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum initial margin requirement of the futures exchange on which the contract is traded. Payments for mark to market on futures contracts ("variation margin") are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss equal to the difference between the value of the futures con-tract to sell and the value of futures contract to buy. Gains and losses are reported in the Statements of Operations.
   The use of futures contracts involve, to varying degrees, elements of mar-ket and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the under-lying securities. This risk may decrease the effectiveness of the Funds' hedging strategies and potentially result in a loss.

 G. FEDERAL TAXES -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required.
   The characterization of distributions to shareholders for financial report-ing purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio's distributions may be shown in the accompanying financial statements

GOLDMAN SACHS VARIABLE INSURANCE TRUST

 Notes to Financial Statements

 June 30, 1998 (Unaudited)

 as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.

 H. DEFERRED ORGANIZATION EXPENSES -- Organization-related costs are being am-ortized on a straight-line basis over a period of five years.
   The deferred organization costs for the Growth and Income, International Equity and Global Income Funds each have an unamortized period remaining through January 12, 2003; the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds each have an unamortized period remaining through February 13, 2003; the Capital Growth and Mid Cap Equity Funds have an unam-ortized period remaining through April 30, 2003 and May 1, 2003, respective-ly.

 I. EXPENSES -- Expenses incurred by the Trust that do not specifically relate to an individual portfolio of the Trust are generally allocated to the port-folios based on a pro-rata basis.

 3. AGREEMENTS

 Pursuant to the Investment Management Agreement (the "Agreement"), Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the investment advisor for the Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, Capital Growth and Mid Cap Equity Funds. Goldman Sachs Asset Manage-ment International ("GSAMI"), an affiliate of Goldman Sachs, serves as the investment advisor for International Equity and Global Income Fund. Under the Agreement, the advisers, subject to the general supervision of the Trust's Board of Trustees, manage the Funds' portfolios (GSAM and GSAMI are each re-ferred to herein as the "investment advisor.") As compensation for the serv-ices rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds' business affairs, including pro-viding facilities, the advisor is entitled to a fee, computed daily and pay-able monthly at an annual rate equal to .75%, .70%, .70%, .75%, .75%, .80%, 1.00% and .90% of average daily net assets of Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, Capital Growth, Mid Cap Equity, International Equity and Global Income, respectively.
   The advisor has voluntarily agreed to limit certain "Other Expenses" of the Funds (excluding management fees, taxes, interest, brokerage fees, litigation and indemnification and other extraordinary expenses) to the extent that such expenses exceed .15%, .10%, .10%, .15%, .15%, .15%, .25% and .15% of the av-
 erage daily net assets of Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, Capital Growth, Mid Cap Equity, International Equity and Global Income, respectively.
   Goldmans Sachs serves as the distributor of each Fund's shares at no cost to the Funds.

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

   For the period ended June 30, 1998, the advisors have voluntarily agreed to reimburse other expenses as follows (amounts in thousands):

                                                                             REIMBURSEMENT
                                                                               (PAYABLE)
 FUND                                REIMBURSEMENT                            OUTSTANDING
 ------------------------------------------------------------------------------------------
 Growth and Income                             $52                                     $(6)
 ------------------------------------------------------------------------------------------
 CORE U.S. Equity                               50                                       6
 ------------------------------------------------------------------------------------------
 CORE Large Cap Growth                          42                                       6
 ------------------------------------------------------------------------------------------
 CORE Small Cap Equity                          49                                      13
 ------------------------------------------------------------------------------------------
 Capital Growth                                 24                                       9
 ------------------------------------------------------------------------------------------
 Mid Cap Equity                                 23                                      11
 ------------------------------------------------------------------------------------------
 International Equity                           68                                      14
 ------------------------------------------------------------------------------------------
 Global Income                                  53                                       4
 ------------------------------------------------------------------------------------------

 The reimbursement outstanding balance is included in other assets in the ac-companying statements of assets and liabilities or accrued expenses and other liabilities.

 4. PORTFOLIO SECURITY TRANSACTIONS

 Purchases and proceeds of sales or maturities of long-term securities for the period ended June 30, 1998, were as follows:

                                                       SALES OR     SALES OR MATURITIES
                 PURCHASES OF        PURCHASES       MATURITIES OF    (EXCLUDING U.S.
                U.S. GOVERNMENT   (EXCLUDING U.S.   U.S. GOVERNMENT   GOVERNMENT AND
                  AND AGENCY      GOVERNMENT AND      AND AGENCY          AGENCY
                  OBLIGATIONS   AGENCY OBLIGATIONS)   OBLIGATIONS      OBLIGATIONS)
 --------------------------------------------------------------------------------------
 Growth and
Income                       --          $5,235,919              --           $ 543,806
 --------------------------------------------------------------------------------------
 CORE U.S. Equity            --           6,874,673              --             913,392
 --------------------------------------------------------------------------------------
 CORE Large Cap Growth       --           6,208,858              --             877,377
 --------------------------------------------------------------------------------------
 CORE Small Cap Equity       --           6,090,213              --           1,044,765
 --------------------------------------------------------------------------------------
 Capital Growth              --           3,141,907              --             110,413
 --------------------------------------------------------------------------------------
 Mid Cap Equity              --           2,150,504              --              97,123
 --------------------------------------------------------------------------------------
 International Equity        --          11,042,993              --           2,852,196
 --------------------------------------------------------------------------------------
 Global Income       $1,416,834           7,796,691      $1,340,375           2,997,142
 --------------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST

 Notes to Financial Statements

 June 30, 1998 (Unaudited)

   At June 30, 1998, International Equity had outstanding forward foreign cur-rency exchange contracts both to purchase and sell foreign currencies as fol-lows:

  FOREIGN CURRENCY                           CONTRACTUAL  CURRENT  UNREALIZED
  PURCHASE CONTRACTS                            VALUE      VALUE   GAIN/(LOSS)
 ------------------------------------------------------------------------------
  Deutsche Mark Expiring 07/23/98              $ 441,903 $ 436,511     $(5,392)
  Deutsche Mark Expiring 09/29/98                119,494   120,815       1,321
 ------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY PURCHASE CONTRACTS    $ 561,397 $ 557,326     $(4,071)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
  FOREIGN CURRENCY                           CONTRACTUAL  CURRENT  UNREALIZED
  SALE CONTRACTS                                VALUE      VALUE   GAIN/(LOSS)
 ------------------------------------------------------------------------------
  Swiss Franc Expiring 08/28/98                $ 449,689 $ 430,780     $18,909
  Swiss Franc Expiring 08/28/98                    7,633     7,671         (38)
  British Pound Sterling Expiring 09/29/98       119,494   121,228      (1,734)
  Hong Kong Dollar Expiring 08/10/98             163,358   164,272        (914)
 ------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY SALE CONTRACTS        $ 740,174 $ 723,951     $16,223
 ------------------------------------------------------------------------------

   At June 30, 1998, Global Income had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

  FOREIGN CURRENCY                       CONTRACTUAL  CURRENT   UNREALIZED
  PURCHASE CONTRACTS                        VALUE      VALUE    GAIN/(LOSS)
 ---------------------------------------------------------------------------
  Deutsche Mark Expiring 07/16/98         $  252,841 $  252,869    $     28
  Deutsche Mark Expiring 09/22/98              4,508      4,458         (50)
  Deutsche Mark Expiring 09/29/98             63,839     64,545         706
  Greek Drachma Expiring 11/10/98             73,236     72,638        (598)
  Philippine Peso Expiring 08/12/98           51,000     49,128      (1,872)
  Singapore Dollar Expiring 09/25/98           3,557      3,498         (59)
  Thailand Baht Expiring 09/22/98             42,000     38,967      (3,033)
 ---------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY PURCHASE CON-
  TRACTS                                  $  490,981 $  486,103    $ (4,878)
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
  FOREIGN CURRENCY                       CONTRACTUAL  CURRENT   UNREALIZED
  SALE CONTRACTS                            VALUE      VALUE    GAIN/(LOSS)
 ---------------------------------------------------------------------------
  Australian Dollar Expiring 07/17/98     $  256,509 $  270,379    $(13,870)
  British Pound Expiring 09/29/98            999,125  1,000,388      (1,263)
  Canadian Dollar Expiring 08/24/98          111,389    111,524        (135)
  Danish Krone 07/16/98                      337,741    331,628       6,113
  Deutsche Mark Expiring 07/23/98            376,511    371,917       4,594
  Deutsche Mark Expiring 07/24/98            115,935    115,743         192
  Deutsche Mark Expiring 11/10/98             72,538     69,169       3,369
  French Frank Expiring 07/30/98             365,501    361,085       4,416
  Italian Lira Expiring 08/13/98             319,679    314,604       5,075
  Japanese Yen Expiring 07/23/98              64,314     59,932       4,382
  Japanese Yen Expiring 07/24/98             615,928    584,023      31,905
  Japanese Yen Expiring 09/22/98               6,334      6,413         (79)
  Malaysian Ringgit Expiring 09/22/98         42,000     36,530       5,470
  Singapore Dollar Expiring 08/12/98          85,000     82,033       2,967
  Spanish Pesta Expiring 09/10/98            212,381    208,699       3,682
  Swiss Frank Expiring 08/28/98              253,226    242,578      10,648
 ---------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY SALE CONTRACTS   $4,234,111 $4,166,645    $ 67,466
 ---------------------------------------------------------------------------

                                          GOLDMAN SACHS VARIABLE INSURANCE TRUST

   The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The mea-surement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 1998, International Equity and Global Income had sufficient cash and/or secu-rities to cover any commitments under these contracts.
   At June 30, 1998, International Equity and Global Income has recorded a "Receivable for forward currency exchange contracts" and "Payable for forward foreign currency exchange contracts" resulting from open forward foreign cur-rency exchange contracts of $20,230 and $8,078, respectively for Interna-tional Equity and $83,547 and $20,959, respectively for Global Income, in the accompanying Statement of Assets and Liabilities. Included in the receivable and payable for forward foreign currency exchange contracts are $15,768 and $8,394, respectively for International Equity and $10,918 and $25,759, re-spectively for Global Income, related to forward contracts closed but not settled as of June 30, 1998.
   For the period ended June 30, 1998, the Growth and Income and Mid Cap Eq-uity incurred commission expenses of approximately $100 and $90, respective-ly, in connection with futures contracts entered into with Goldman Sachs. Growth and Income and Mid Cap Equity owe approximately $8,000 and $1,000, re-spectively, to Goldman Sachs related to variation margin on futures contracts as of June 30, 1998.

 5. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.

 6. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Funds, together with other registered investment companies having advi-sory agreements with GSAM or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At June 30, 1998, Growth and Income, Capital Growth and Mid Cap Equity had undivided interests in the repurchase agreements in the following joint account which equaled $1,300,000, $100,000, and $700,000, respectively, in principal amount. At June 30, 1998, the repurchase agreements held in the joint account along with the corresponding underlying securities (including the type of securities, market values, interest rates and maturity dates) were as follows:

                                         PRINCIPAL   INTEREST  MATURITY   AMORTIZED
                                           AMOUNT      RATE      DATE        COST
 -------------------------------------------------------------------------------------
 CIBC OPPENHEIMER, INC.                 $250,000,000     5.70% 07/01/98 $  250,000,000
 dated 06/30/98, repurchase price $250,039,583 (total collateral value $255,475,765 consisting of FHLMC: 7.00%, 12/01/27)
 -------------------------------------------------------------------------------------
 LEHMAN BROTHERS, INC.                   300,000,000     6.00  07/01/98    300,000,000
 dated 06/30/98, repurchase price $300,050,000 (total collateral value $305,999,913 consisting of FHLMC: 6.00%-10.50%, 09/01/98-12/01/27;
 FNMA: 6.00%-12.50%, 12/01/00-08/01/26)
 -------------------------------------------------------------------------------------
 LEHMAN BROTHERS, INC.                   270,000,000     5.85  07/01/98    270,000,000
 dated 06/30/98, repurchase price $270,043,875 (total collateral value $275,398,468 consisting of FHLMC: 5.50%-9.00%, 10/01/98-11/01/27;
 FNMA: 6.29%-12.00%, 10/01/00-11/01/27)
 -------------------------------------------------------------------------------------
 SALOMON-SMITH BARNEY                    264,400,000     5.75  07/01/98    264,400,000
 dated 06/30/98, repurchase price $264,442,231 (total collateral value $269,848,754 consisting of U.S. Treasury Stripped Interest Only Security: 05/15/04; U.S. Treasury
 Stripped Principal Only Securities: 7.50%-8.75%, 08/15/00-11/15/01)
 -------------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                               $1,084,400,000
 -------------------------------------------------------------------------------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST

 Notes to Financial Statements

 June 30, 1998 (Unaudited)

 7. LINE OF CREDIT FACILITY

 The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility. The facility is to be used solely for temporary or emer-gency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds Rate at the time of participation. During the period ended June 30, 1998, the Funds did not have any borrowings under this facility.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES                                OFFICERS
Ashok N. Bakhru, Chairman               Douglas C. Grip, President
David B. Ford                           James A. Fitzpatrick, Vice President
Douglas C. Grip                         Nancy L. Mucker, Vice President
John P. McNulty                         John M. Perlowski, Treasurer
Mary P. McPherson                       Michael J. Richman, Secretary
Alan A. Shuch                           Howard B. Surloff, Assistant Secretary
Jackson W. Smart, Jr.                   Valerie A. Zondorak, Assistant Secretary
William H. Springer
Richard P. Strubel


GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

GOLDMAN SACHS ASSET MANAGEMENT
113 Peterborough Court
London, England EC4A 288


                                               Toll Free (in U.S.): 800-292-4726



This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust: Growth and Income, CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, Capital Growth, Mid Cap Equity, International Equity and Global Income Funds.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus which contains facts concerning the Fund's objectives, policies, management, expenses and other information.